As  filed with the Securities and Exchange Commission
on January 30, 1996     ------------------------------------
---------------------------------------------------

                                   Registration No. 33-2627
                                             811-4551
------------------------------------------------------------
---------------------------
            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM N-1A

                 REGISTRATION STATEMENT UNDER
                 THE SECURITIES ACT OF 1933

   [   ]  Pre-Effective  Amendment  No.  [X]  Post-Effective
Amendment No. 31

REGISTRATION STATEMENT UNDER THE INVESTMENT
             COMPANY ACT OF 1940, as amended

             Amendment No.  32  [X]

                   SMITH BARNEY EQUITY FUNDS
(Exact name of Registrant as Specified in Charter)
         Area Code and Telephone Number: (212) 723-9218
         388 Greenwich Street, New York, New York  10013
      (Address of Principal Executive Offices)  (Zip
Code)
                       Christina T. Sydor
                           Secretary
         388 Greenwich Street New York, New York
            10013 (Name and Address of Agent for
            Service)

                           copies to:

                    Burton M. Leibert, Esq.
                    Willkie Farr & Gallagher One Citicorp
                      Center 153 East 53rd Street New
                      York, NY  10022
         Approximate Date of Proposed Public Offering:
                       As soon as possible after this
                       Post-Effective Amendment becomes
                       effective.



It is proposed that this filing become effective:

_____  Immediately upon filing pursuant to Rule 485(b)
_____  on [            ], 1995 pursuant to Rule 485(b)
      X        60 days after filing pursuant to Rule
485(a)

_____  on -------------- pursuant to Rule 485(a)
The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment
Company  Act of 1940, as amended.  Registrant's  Rule  24f-
2 Notice for
   the fiscal year ended January 31, 1996 will be filed on March 29, 1996.
            SMITH BARNEY EQUITY FUNDS
                        CONTENTS OF
                  REGISTRATION STATEMENT

This Registration Statement contains the following pages

and documents:

      Front Cover

      Contents Page

      Cross-Reference Sheet

      Part A - Prospectus

       Part B - Statement of Additional Information

      Part C - Other Information

      Signature Page

      Exhibits
                 SMITH BARNEY EQUITY FUNDS

                FORM  N-1A CROSS REFERENCE SHEET
Pursuant to Rule 495(a) Under the Securities Act of 1933, as ame nded


Part A
Item No                                 Prospectus Caption
1.   Cover Page                         Cover Page

2.   Synopsis                      Prospectus Summary

3.     Condensed  Financial  Information           Financial
Highlights;

4.    General  Description of Registrant        Cover  Page;
Prospectus Summary;
                                    Investment Objective and
Management
                                     Policies;  Distributor;
Additional
                                   Information

   5.      Management  of  the  Fund              Prospectus
Summary; Management of
                                    the  Trust and the Fund;
Distributor;
                                                  Additional
Information
6.    Capital  Stock  and  Other Securities
Investment
Objective and Management
                                      Policies;
Dividends,
Distributions
                                     and  Taxes;
Additional Information

7.    Purchase of Securities Being Offered
Valuation
of Shares; Purchase of
                                        Shares;
Exchange
Privilege; Redemption
                                      of   Shares;
Minimum Account Size;
                                    Distributor;
Additional Information

8.    Redemption  or Repurchase of Shares       Purchase
of
Shares;                    Redemption
of
Shares; Exchange Privilege

9.   Pending Legal Proceedings               Not
Applicable
Part    B                                    Statement
of
Additional
Item No.                           Information Caption


10.  Cover Page                         Cover page

11.  Table of Contents                  Contents

12.        General       Information       and
History
Distributor; Additional Information

13.   Investment  Objectives  and  Policies
Investment
Objectives and Management
                                   Policies

14.   Management of the Fund             Management  of
the
Trust and the Funds;
                                   Distributor

15.   Control Persons and Principal           Management
of
the Trust and the Funds
     Holders of Securities

16.  Investment Advisory and Other Services
Management
of the Trust and the Funds;
                                   Distributor

17.    Brokerage  Allocation
Investment
Objectives and Management
                                   Policies; Distributor

18.   Capital  Stock  and  Other Securities
Investment
Objectives and Management
                                     Policies;  Purchase
of Shares;
                                     Redemption  of
Shares; Taxes

19.   Purchase,  Redemption and Pricing         Purchase
of
Shares; Redemption of
       of   Securities  Being  Offered
Shares;
Valuation of Shares; Distributor;
                                   Exchange Privilege
20.  Tax Status                         Taxes
21.  Underwriters                       Distributor
22.   Calculation  of Performance  Data
Performance Data
23.    Financial   Statements
Financial
Statements

PROSPECTUS



SMITH BARNEY



Strategic


Investors


Fund



, 1996



Prospectus begins on page one

[LOGO]    Smith Barney Mutual Funds
          Investing for your future.
          Every day.

Smith Barney Strategic Investors Fund
----------------------------------------------------------
----------------------
Prospectus
XXXXXX   , 1996
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----------------------

     388 Greenwich Street
     New York, New York 10013
     (212) 723-9218

     Smith Barney Strategic Investors Fund (the "Fund") seeks high total return consisting of current income and capital appreciation by investing in a combination of equity, fixed-income and money market instruments and "Gold
Securities."

     The Fund is one of a number of funds, each having distinct investment objectives and policies, making up Smith Barney Equity
Funds (the "Trust"). The
Trust is an open-end management investment company commonly referred to as a
"mutual fund."

     This Prospectus sets forth concisely certain information about the Fund and the Trust, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision.
Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of the other funds offered by the Trust are described in separate prospectuses that may be obtained by calling the Trust at the telephone number set forth above or by contacting a Smith
Barney Financial
Consultant.

     Additional information about the Fund and the Trust is contained in a
Statement of Additional Information dated ________ __,
1996, as amended or
supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial
Consultant. The Statement
of Additional Information has been filed with the Securities and Exchange
Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

Smith Barney Inc.
Distributor

Smith Barney Strategy Advisers Inc.
Investment Adviser and Administrator

Smith Barney Mutual Funds Management Inc.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Table of Contents
----------------------------------------------------------
----------------------

Prospectus Summary
3
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----------------------
Financial Highlights
10
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----------------------
Investment Objective and Management Policies
13
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----------------------
Valuation of Shares
20
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----------------------
Dividends, Distributions and Taxes
20
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----------------------
Purchase of Shares
22
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----------------------
Exchange Privilege
32
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----------------------
Redemption of Shares
35
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----------------------
Minimum Account Size
37
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----------------------
Performance
37
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----------------------
Management of the Fund
38
----------------------------------------------------------
----------------------
Distributor
41
----------------------------------------------------------
----------------------
Additional Information
42
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----------------------



==========================================================
======================

     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

==========================================================
======================

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Prospectus Summary
----------------------------------------------------------
----------------------

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospectus.
See "Table of Contents."

Investment Objective The Fund is an open end, diversified management investment company that seeks high total return consisting of current income and capital appreciation by investing in a combination of equity, fixed-income and money market investments and "Gold Securities." See "Investment
Objective and
Management Policies."

Alternative Purchase Arrangements   The Fund offers
several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A fourth Class of shares, Class
Y shares, is offered
only to investors meeting an initial investment minimum of $5,000,000. See
"Purchase of Shares" and "Redemption of Shares."

Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the value of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase.
See "Prospectus Summary--Reduced or No Initial Sales
Charge."

Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions.
Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the value of the average daily net assets of the
Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

Class B Shares Conversion Feature. Class B shares will convert automatically to
Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Prospectus Summary (continued)
----------------------------------------------------------
----------------------

to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions
("Class B Dividend Shares") will be converted at that time. See "Purchase of
Shares--Deferred Sales Charge Alternatives."

Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the value of the average daily net assets of the
Class, and investors pay a CDSC of 1.00% if they redeem
Class C shares within 12
months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed
$500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

     In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes.
Because the Fund's future
return cannot be predicted, however, there can be no assurance that this would be the case.

     Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter
CDSC period than Class B
shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class
C shares to investors with longer term investment outlooks.

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Prospectus Summary (continued)
----------------------------------------------------------
----------------------

    Investors investing a minimum of $5,000,000 must purchase Class Y shares, which are not subject to an initial sales charge, CDSC or service or distribution fee. The maximum purchase amount for Class A shares is $4,999,999,
Class B shares is $249,999 and Class C shares is $499,999.
There is no maximum
purchase amount for Class Y shares.

Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The
$500,000 aggregate investment
will be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith
Barney") listed under "Exchange Privilege." Other Class A share purchases may also be eligible for a reduced initial sales charge. See
"Purchase of Shares."
Because the ongoing expenses of Class A shares will be lower than those for
Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

     Smith Barney Financial Consultants may receive different compensation for selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

     See "Purchase of Shares" and "Management of the Fund" for a complete description of the sales charges and service and distribution fees for each
Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

     Smith Barney 401(k) Program Investors may be eligible to participate in the
Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the
Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans (collec tively,
"Participating Plans"). Class A, Class B, Class C and
Class Y shares are
available as investment alternatives for Participating
Plans. See "Purchase of
Shares--Smith Barney 401(k) Program."

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Prospectus Summary (continued)
----------------------------------------------------------
----------------------

Purchase of Shares Shares may be purchased through the Fund's distributor,Smith
Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data Investor Services
Group ("First Data").
See "Purchase of Shares."

Investment Minimums  Investors in Class A, Class B and
Class C shares may open
an account by making an initial investment of at least
$1,000 for each account,
or $250 for an individual retirement account ("IRA") or a Self- Employed
Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)
(7)or Section 401(a) of the Code, the minimum initial investment requirement for
Class A, Class B, and Class C shares and the subsequent investment requirement for all Classes is $25. The minimum initial investment requirement for Class A,
Class B, and Class C shares and the subsequent investment through the Systematic
Investment Plan described below is $50. See "Purchase of
Shares."

Systematic Investment Plan  The Fund offers shareholders a
Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount of at least $50. See
"Purchase of Shares."

Redemption of Shares Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See
"Redemption of Shares."

Management of the Fund  Smith Barney Strategy Advisers
Inc.("Strategy Advisers")
serves as the Fund's investment adviser and is a wholly owned subsidiary of
Smith Barney Mutual Funds Management Inc. ("SBMFM"). SBMFM provides investment advisory and management services to investment companies affiliated with Smith
Barney. SBMFM, which also serves as the Fund's administrator, is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services company engaged through its subsidiaries principally in four business segments: Investment Services, Consumer Finance Services,
Life Insurance
Services, and Property & Casualty Insurance Services.

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Prospectus Summary (continued)
----------------------------------------------------------
----------------------

Exchange Privilege Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney Mutual
Funds at the respective
net asset values next determined, plus any applicable sales charge differential.
See "Exchange Privilege Services."

Valuation of Shares Net asset value of the Fund for the prior day is generally quoted daily in the financial section of most newspapers and is also available from any Smith Barney Financial Consultant. See "Valuation of Shares."

Dividends and Distributions Dividends from net investment income are paid quarterly. Distributions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

Reinvestment of Dividends Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class
A shares on a pro
rata basis. See "Dividends, Distributions and Taxes."

Risk Factors and Special Considerations There can be no assurance that the
Fund's investment objective will be achieved. The foreign securities in which the Fund may invest may be subject to certain risks in addition to those inherent in domestic investments. The Fund may make certain investments and employ certain investment techniques that involve other risks and special considerations. The techniques presenting the Fund with risks or special considerations are investing in restricted securities, warrants, convertible securities, securities of unseasoned issuers, options, Gold Securities and securities of developing countries, entering into repurchase agreements and lending portfolio securities. These risks and those associated with when-issued and delayed-delivery transactions and covered option writing are described under
"Investment Objective and Management Policies--Risk
Factors and Special
Considerations."

Smith Barney Strategic Investors Fund

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----------------------
Prospectus Summary (continued)
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----------------------

THE FUND'S EXPENSES The Fund's Expenses The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operating expenses for its most recent fiscal year:

                                           Class A   Class
B    Class C  Class Y
==========================================================
======================
Shareholder Transaction Expenses
     Maximum sales charge imposed
       on purchases (as a percentage
       of offering price)                   5.00%     None
None     None
       Maximum CDSC
       (as a percentage of original
       cost or redemption proceeds,
       whichever is lower)                  None*
5.00%      1.00%    None
==========================================================
======================
Annual Fund Operating Expenses
     (as a percentage of average net
       assets)Management fees               0.75%
0.75%      0.75%    0.75%
       12b-1 fees**                         0.25      1.00
1.00     None
       Other expenses***                    0.__      0.__
0.__     0.__
==========================================================
======================
TOTAL FUND OPERATING EXPENSES               _.__%
_.__%      _.__%    _.__%
==========================================================
======================

  * Purchases of Class A shares, which when combined with current holdings of
    Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.

 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

*** For Class Y shares "other expenses" have been estimated based on expenses incurred by the Class A share because there were no Class Y purchases for the year ended January 31, 1996.

     The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k)
Program. See "Purchase of Shares" and "Redemption of
Shares." Smith Barney
receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B and Class C shares, an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Class, consisting of a 0.75% distribution fee and a
0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

Smith Barney Strategic Investors Fund

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----------------------
Prospectus Summary (continued)
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----------------------

EXAMPLE The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares" and
"Management of the Fund."

                                          1 year   3 years
5 years   10 years*
==========================================================
======================
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each time
  period:
     Class A                               $___     $___
$____      $___
     Class B
     Class C
     Class Y

An investor would pay the following expenses on the
same investment, assuming the same annual return and
no redemption:
     Class A
     Class B
     Class C
     Class Y
==========================================================
======================
*Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods.
To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may result in an actual return greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Smith Barney Strategic Investors Fund

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----------------------
Financial Highlights
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----------------------

     The following information for the fiscal year ended
January 31, 1996 has
been audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon appears in the Fund's Annual Report dated January
31, 1996. The
following information for the fiscal years ended January
31, 1987 through
January 31, 1995 has been audited by Coopers & Lybrand
L.L.P. The information
set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report which is incorporated by reference into the Statement of Additional Information.

For a Class A share outstanding throughout each period:

                                        Year     Year
Year      Period
                                        Ended    Ended
Ended      Ended
                                       1/31/96  1/31/95#
1/31/94+   1/31/93*
==========================================================
======================
Net Asset Value, Beginning of Period            $17.72
$16.85     $16.80
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----------------------
Income From Investment Operations
  Net investment income                            0.5
0.52       0.13
  Net realized and unrealized
    gain (loss) on investments                   (1.25)
2.37       0.88
----------------------------------------------------------
----------------------
Total Income From Investment Operations           (0.68)
2.89       1.01
----------------------------------------------------------
----------------------
Less Distributions From:
  Net investment income                           (0.47)
(0.56)     (0.11)
  Net Realized Capital Gains                      (0.66)
(1.46)     (0.85)
----------------------------------------------------------
----------------------
Total Distributions                               (1.13)
(2.02)     (0.96)
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----------------------
Net Asset Value, End of Year                     $15.91
$17.72     $16.85
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----------------------
Total Return++                                    (3.82)
% 17.80%      6.12%
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----------------------
Ratios to Average Net Assets/
  Supplemental Data:
Net Assets, End of Period (000s)                $159,247
$6,216       $693
Ratios to Average Net Assets:
  Expenses                                         1.339
%  1.25%       .25%**
  Net investment income                            2.89%
2.85%      3.61%**
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----------------------
Portfolio Turnover Rate                             103%
131%        93%
==========================================================
======================
    *  The Fund commenced selling Class A shares on
November 6, 1992.
   **  Annualized.
    + The per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since use of the undistributed net investment income method does not accord with results of operations.
   ++ Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
    # As of July 15, 1994, the Fund changed its investment adviser from
Boston Advisors to its current investment adviser, Strategy Advisers. Boston
Advisors remained as the sub-investment adviser to the Fund until August 14,
1995.

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Financial Highlights
----------------------------------------------------------
----------------------

For a Class B share outstanding througheach year:

                                  Year      Year      Year
Year     Year      Year     Year      Year     Period
                                 Ended     Ended     Ended
Ended    Ended     Ended    Ended     Ended      Ended
                                1/31/96   1/31/95#
1/31/94+  1/31/93  1/31/92   1/31/91  1/31/90-  1/90/89
1/31/88*
==========================================================
==========================================================
=======
Net Asset Value,
Beginning of Period              $___     $17.79    $16.84
$17.26    $15.61   $15.57    $15.03    $13.62    $14.00
----------------------------------------------------------
----------------------------------------------------------
-------
Income From
Investment Operations
  Net investment income                     0.39      0.38
0.51      0.52     0.54      0.53      0.52      0.36**
  Net realized and
  unrealized gain/(loss)
   on investments                          (1.20)     2.37
1.06      2.56     0.47      1.10      1.48     (0.44)
----------------------------------------------------------
----------------------------------------------------------
-------
Total From
  Investment Operations                    (0.81)     2.75
1.57      3.08     1.01      1.63      2.00     (0.08)
----------------------------------------------------------
----------------------------------------------------------
-------
Less Distributions From:
  Net investment income                    (0.35)
(0.34)    (0.50)    (0.55)   (0.51)    (0.69)    (0.48)
(0.23)
  Net Realized
  Capital Gains                            (0.66)
(1.46)    (1.49)    (0.88)   (0.46)    (0.38)    (0.11)
(0.07)
  Capital                                    --        --
--        --       --      (0.02)      --        --
----------------------------------------------------------
----------------------------------------------------------
-------
Total Distributions                        (1.01)
(1.80)    (1.99)    (1.43)   (0.97)    (1.09)    (0.59)
(0.30)
==========================================================
==========================================================
=======
Ratios to Average Net
  Assets/Supplemental
  Data:
Net Assets, End of
  Period (000s)                           $216,035
$334,408  $287,983  $234,321 $197,170  $206,385  $146,987
$151,223
Ratios to Average
  Net Assets:
  Expenses                                  2.00%
1.98%     2.02%     2.06%    2.09%     2.24%     2.29%
2.14%**++
  Net investment income                     2.21%
2.11%     2.84%     3.02%    3.43%     3.46%     3.59%
2.83%**
----------------------------------------------------------
----------------------------------------------------------
-------
Portfolio Turnover Rate                      103%
131%       93%       76%      56%       61%       42%
56%
==========================================================
==========================================================
=======

  * The Fund commenced operations on February 2, 1987. On
November 6, 1992, the
    Fund commenced selling Class A shares. Any shares outstanding prior to
    November 6, 1992 were designated as Class B shares.

 ** Annualized.

*** Net investment income before waiver by investment adviser for the period ended January 31, 1988 was $0.37.

  + The per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since use of the undistributed net investment income method does not accord with results of operations.

 ++ Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.

+++ Annualized expense ratio before waiver by investment adviser for the period ended January 31, 1988 was 2.18%.

  # As of July 15, 1994, the Fund changed its investment adviser from Boston
    Advisors to its current investment adviser, Strategy
Advisers.
    Boston Advisors remained as the sub-investment adviser to the Fund until
    August 14, 1995.


11

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Financial Highlights (continued)
----------------------------------------------------------
----------------------

For a Class C share outstanding throughout each period:

                                             Year
Year       Period
                                            Ended
Ended        Ended
                                           1/31/96
1/31/95      1994*+
==========================================================
======================
Net Asset Value, Beginning of Period       $_____
$17.79      $17.54
----------------------------------------------------------
----------------------
Income From Investment Operations
  Net investment income
0.38        0.32
  Net realized and unrealized
    gain (loss) on investments and
    written options
(1.19)       1.67
----------------------------------------------------------
----------------------
Total Income From Investment Operations
(0.81)       1.99
----------------------------------------------------------
----------------------
Less Distributions From:
  Net investment income
(0.35)      (0.28)
  Net Realized Capital Gains
(0.66)      (1.46)
----------------------------------------------------------
----------------------
Total Distributions
(1.01)      (1.74)
----------------------------------------------------------
----------------------
Net Asset Value, End of Year
$15.97      $17.79
----------------------------------------------------------
----------------------
Total Return++                                   %
(4.54)%     11.83%
----------------------------------------------------------
----------------------
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000s)          $______
$1,972        $399
Ratios to Average Net Assets:
  Expenses                                       %
1.98%       1.93%**
  Net investment income                          %
2.24%       2.16%**
----------------------------------------------------------
----------------------
Portfolio Turnover Rate                          %
103%         131%
==========================================================
======================

 * The Fund commenced selling Class C (previously designated as Class D shares)
   shares on August 10, 1993.

 * The Fund commenced selling Class C shares (previously designated as Class D shares) on January 29, 1993. These shares commenced operations on
   May 5, 1993.

** Annualized

 + The per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since use of the undistributed net investment income method does not accord with results of operations.

++ Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.

 # As of July 15, 1994, the Fund changed its investment adviser from Boston
   Advisors to its current investment adviser, Strategy
Advisers.
   Boston Advisors remained as the sub-investment adviser to the Fund until August 14, 1995.

As of January 31, 1995, no Class Y shares had been sold and, accordingly, no comparable financial information is available at this time for that Class.

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Investment Objective and Management Policies
----------------------------------------------------------
----------------------

     INVESTMENT OBJECTIVE

     The investment objective of the Fund is high total return consisting of capital appreciation and current income. The Fund's investment objective may be changed only with the approval of a majority of the Fund's outstanding voting securities. There can be no assurance the Fund's investment objective will be achieved.

     The Fund seeks to achieve its objective by investing in a variable combination of equity, fixed-income and money market instruments and "Gold
Securities." The percentages of the Fund's assets invested in each of these four types of securities are adjusted from time to time to conform to the asset allocation percentages most recently determined by the Investment Policy Group of Smith Barney, the Fund's asset allocation consultant.
These percentages
represent Smith Barney's conclusions concerning the portions of a model portfolio that should be invested in equity, fixed-income and money market securities and gold in light of current economic and market conditions. Although the asset allocation may call for an investment in gold, the Fund will not hold gold bullion or coins but will seek to comply with Smith
Barney's asset
allocation to gold by investing in Gold Securities. Gold
Securities in which the
Fund may invest consist of equity and debt securities of companies principally engaged in businesses relating to the exploration, mining, processing or distribution of gold and companies principally engaged in financing, managing, controlling or operating such companies. As of September
30, 1995, the Fund's
asset allocation approach resulted in 59% of the Fund's assets being invested in equity securities, 25% in fixed-income securities and 16% in cash. The mix of the Fund's investments will vary from time to time in the future, and at any given time the Fund may be substantially or entirely invested in equity, fixed-income or money market securities. The Fund's investments in Gold
Securities may represent up to 25% of its total assets.

     Strategy Advisers has responsibility for the selection of specific securities on behalf of the Fund. See "Management of the Trust and the Fund." As soon as practicable after Smith Barney's asset allocations become available, except as described below, Strategy Advisers enters into purchase and sale transactions that will result in the Fund's holding assets in appropriate percentages. Strategy Advisers may diverge from the allocations determined by
Smith Barney when Strategy Advisers believes that a higher cash position is necessary in order to meet anticipated redemption requests or that strict adherence to designated allocations might affect the Fund's ability to qualify as a regulated investment company or cause the Fund to violate an applicable investment restriction. Strategy Advisers adjusts the Fund's assets to coincide with the immediately preceding allocation to each category of investments when the percentage of assets invested in a category varies by more than 10% from

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Investment Objective and Management Policies (continued)
----------------------------------------------------------
----------------------

Smith Barney's designated percentage. For example, if Smith Barney had assigned an allocation of 60% to equity securities, Strategy
Advisers would adjust the
Fund's assets to conform to the 60% allocation if the percentage of the Fund's assets invested in equity securities increased or decreased by more than 6%.
Following this asset allocation strategy may involve frequent shifts among classes of investments and result in the Fund's having a relatively high portfolio turnover rate.

     The equity portion of the assets of the Fund will consist generally of common stocks of established companies traded on exchanges or over-the-counter that represent an opportunity for total return on a long-term basis. In evaluating companies for investment, Strategy Advisers selects securities of companies that it believes are undervalued based on relevant indicators such as price/earnings ratios, return on assets and ratios of market value to book value, or that are trading at depressed prices because of perceived current problems or industry conditions. Equity investments may be made without regard to the size of companies and generally will be made in a broad spectrum of industries. The Fund also may invest in preferred stock, securities convertible into or exchangeable for common stock and warrants. The fixed-income portion of the Fund's assets will be composed primarily of investment-grade corporate bonds, debentures and notes and obligations of the United
States government or
its agencies or instrumentalities ("U.S. government securities"). The Fund's fixed-income assets may be short-, medium- or long-term, as determined at the discretion of Strategy Advisers based upon an evaluation of economic and market trends. The money market securities in which the Fund may invest include commercial paper, bank obligations and short-term U.S.
government securities. Up
to 10% of the Fund's assets may be invested in equity and debt securities of foreign issuers. The Fund also may write covered call options and lend its portfolio securities. Risk factors and special considerations associated with the Fund's investments are described under "Investment
Strategies and
Techniques" and "Risk Factors and Special Considerations" below.

     INVESTMENT STRATEGIES AND TECHNIQUES

     In attempting to achieve its investment objective, the Fund may employ, among others, one or more of the strategies and techniques set forth below. The
Fund is under no obligation to use any of the strategies or techniques at any given time or under any particular economic condition.
More detailed information
concerning these strategies and techniques and their related risks is contained in the Statement of Additional Information.

     Repurchase Agreements. The Fund may enter into repurchase agreements with

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Investment Objective and Management Policies (continued)
----------------------------------------------------------
----------------------

banks which are the issuers of instruments acceptable for purchase by the Fund and certain dealers on the Federal Reserve Bank of New
York's list of reporting
dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period of time
(usually not more than seven days), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be monitored on an ongoing basis by Strategy Advisers to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. Strategy
Advisers, acting under the
supervision of the Trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     Lending of Portfolio Securities. The Fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. Loans, if and when made, may not exceed 20% of the Fund's net asset value. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U.S.
government securities that are maintained at all times in a segregated account in an amount at least equal to the current market value of the loaned securities.

     Covered Option Writing. The Fund may write covered call options on portfolio securities and will realize fees (referred to as "premiums") for granting the rights evidenced by the options. In return for a premium, the Fund will forfeit the right to any appreciation in the value of the underlying security for the life of the option (or until a closing purchase transaction can be effected). The purchaser of a call option written by the Fund has the right to purchase from the Fund an underlying security owned by the Fund at an agreed-upon price for a specified time period. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the underlying security's market value at the time of the option's exercise over the exercise price plus the premium received for writing the option.
Whenever the Fund writes
a call option, it will (a) continue to own or have the absolute and immediate right to acquire the underlying security without additional cash consideration or (b) hold a call option at the same or a lower exercise price for the same exercise period on the same underlying security as the call option written, for as long as it remains obligated as the writer of the option.

     The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Investment Objective and Management Policies (continued)
----------------------------------------------------------
----------------------

purchase transaction, the Fund would purchase, prior to the holder's exercise of an option the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund will ordinarily write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

     ADDITIONAL INVESTMENTS

     Money Market Instruments. The Fund may hold cash and invest in money market instruments without limitation when deemed advantageous by Strategy Advisers and
SBMFM. Short-term instruments in which the Fund may invest include: U.S.
government securities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and other banking institutions having total assets in excess of $500 million); commercial paper rated no lower than A-2 by Standard &
Poor's Corporation ("S&P") or Prime-2 by Moody's Investors
Service, Inc.
("Moody's") or the equivalent from another nationally recognized rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories. A description of the commercial paper rating categories of Moody's and S&P is contained in the
Appendix to the Statement of Additional Information.

     U.S. Government Securities. The U.S. government securities in which the
Fund may invest include: direct obligations of the United
States Treasury and
obligations issued or guaranteed by U.S. government agencies and instrumentalities, including instruments supported by the full faith and credit of the United States; securities supported by the right of the issuer to borrow from the United States Treasury; and securities supported solely by the credit of the instrumentality.

     RISK FACTORS AND SPECIAL CONSIDERATIONS

     Investment in the Fund involves special
considerations, such as those
described below:

     Restricted Securities. The Fund may not be able to dispose of restricted securities at a time when, or at a price which, it desires to do so and may have to bear expenses associated with registering the securities.

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Investment Objective and Management Policies (continued)
----------------------------------------------------------
----------------------

     Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment in warrants, valued at the lower of cost or market, may not exceed
5.00% of the value of the Fund's net assets. Included within that amount, but not to exceed 2.00% of the value of the Fund's net assets, may be warrants that are not listed on the NYSE or the American Stock Exchange.
Warrants acquired by
the Fund in units or attached to securities may be deemed to be without value.

     Securities of Unseasoned Issuers. Securities in which the Fund may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may be issued by companies that lack a significant operating history and are dependent on products or services without an established market share.

     Options. Option writing for the Fund may be limited by position and exercise limits established by national securities exchanges and by requirements of the Code for qualification as a regulated investment company. See "Dividends,
Distributions and Taxes." In addition to writing covered call options to generate current income, the Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedge position. The Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. The Fund will engage in hedging transactions only when deemed advisable by Strategy Advisers. Successful use by the Fund of options will be subject to Strategy Advisers' ability to predict correctly movements in the direction of the stock or index underlying the option used as a hedge.
Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

     The ability of the Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Fund generally will write options only if a liquid secondary market appears to exist for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist. If the Fund cannot enter into a closing purchase transaction with respect to a call option it has written, the Fund will

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Investment Objective and Management Policies (continued)
----------------------------------------------------------
----------------------

continue to be subject to the risk that its potential loss upon exercise of the option will increase as a result of any increase in the value of the underlying security. The Fund could also face higher transaction costs, including brokerage commissions, as a result of its options transactions.

     Repurchase Agreements. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

     Foreign Securities. Certain risks are involved in investing in the securities of companies and governments of foreign nations that go beyond the usual risks inherent in U.S. investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments, the possible imposition of restrictions on the repatriation of currencies or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies.
The value of the assets of the Fund invested in foreign securities may be adversely affected by fluctuations in value of one or more foreign currencies relative to the dollar. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, the possibility exists in certain foreign countries of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the Fund will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities may also result in higher expenses due to the cost of converting foreign currency to U.S.
dollars, the payment of
fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the expense of maintaining securities with foreign custodians.

     Securities of Developing Countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Investment Objective and Management Policies (continued)
----------------------------------------------------------
----------------------

less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries.
Historical experience
indicates the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have higher rates of return to investors.

     Gold Securities. Historically, stock prices of companies involved in gold-related industries have been volatile. Economic and political conditions prevailing in the countries that are the largest producers of gold, particularly the Republic of South Africa and the former Soviet Union, may adversely affect the value of the Gold Securities held by the Fund. In addition, issuers of securities in gold-related industries are often located outside the United
States, which presents risks described above that are not present in domestic investments.

     PORTFOLIO TRANSACTIONS AND TURNOVER

     All orders for transactions in securities or options on behalf of the Fund are placed by Strategy Advisers with broker-dealers that Strategy Advisers selects, including Smith Barney and other affiliated brokers. The Fund may utilize Smith Barney or a broker that is affiliated with Smith Barney in connection with a purchase or sale of securities when
Strategy Advisers believes
that the charges for the transaction do not exceed usual and customary levels.
The Fund also may use Smith Barney as a commodities broker in connection with entering into futures contracts and commodity options.
Smith Barney has agreed
to charge the Fund commodity commissions at rates comparable to those charged by
Smith Barney to its most favored clients for comparable trades in comparable accounts. In selecting a broker for a transaction, including Smith Barney or its affiliates, the primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable
SBMFM to supplement its own research and analysis with the views and information of other securities firms.

     Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions. The Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its objective and policies.

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Investment Objective and Management Policies (continued)
----------------------------------------------------------
----------------------

     The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

     Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Fund's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Trustees determine that amortized cost is fair value.
Further information
regarding the Fund's valuation policies is contained in the Statement of
Additional Information.

----------------------------------------------------------
----------------------
Dividends, Distributions and Taxes
----------------------------------------------------------
----------------------

     DIVIDENDS AND DISTRIBUTIONS

     The Fund's policy is to distribute substantially all of its net investment income (that is, its income other than its net realized capital gains) quarterly, and to declare and pay its net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

     If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4.00% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

     The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

     TAXES

     The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Dividends paid from net investment income and distributions of net realized short-term capital gains are taxable to

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Dividends, Distributions and Taxes (continued)
----------------------------------------------------------
----------------------

shareholders as ordinary income, regardless of how long shareholders have held their Fund shares and whether such dividends and distributions are received in cash or reinvested in additional Fund shares.
Distributions of net realized
long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held Fund shares and whether such distributions are received in cash or are reinvested in additional Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Federal dividends-received deduction for corporations.

     Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Each shareholder also will receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisors about the status of the
Fund's dividends and distributions for state and local tax liabilities.

----------------------------------------------------------
----------------------
Purchase of Shares
----------------------------------------------------------
----------------------

     GENERAL

     The Fund offers five Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $5,000,000. See
"Prospectus Summary--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

     Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. No maintenance fee will be

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Purchase of Shares (continued)
----------------------------------------------------------
----------------------

charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

     Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an
IRA or a Self-Employed Retirement Plan in the Fund.
Investors in Class Y shares
may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes.
For participants in
retirement plans qualified under Section 403(b)(7) or
Section 401(a) of the
Code, the minimum initial investment requirement for Class
A, Class B and Class
C shares and the subsequent investment requirement for all Classes in the Fund is $25. For the Fund's Systematic Investment Plan, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment is $50. There are no minimum investment requirements for
Class A shares for employees of Travelers and its subsidiaries, including Smith
Barney, and Trustees of the Trust and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

     Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith
Barney's close of business
(the "trade date"). Payment for Fund shares is due on the third business day after the trade date.

     SYSTEMATIC INVESTMENT PLAN

     Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan. Under the
Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First
Data. The Systematic

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Purchase of Shares (continued)
----------------------------------------------------------
----------------------

Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney
Financial Consultant.

     INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

     The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                            Sales Charge as    Sales
Charge as       Dealers
                                 % of           % of
Amount      Reallowance as
Amount of Investment        Offering Price      Invested %
of Offering Price
==========================================================
======================
Less than $25,000              5.00%              5.26%
4.50%

$25,000-$49,999                4.00               4.17
3.60

$50,000-$99,999                3.50               3.63
3.15

$100,000-$249,999              3.00               3.09
2.70

$250,000-$499,999              2.00               2.04
1.80

$500,000 and more               *                  *
*
==========================================================
======================

* Purchases of Class A shares, which when combined with current holdings of
  Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith
Barney, which
  compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and
"Waivers of CDSC."

     Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of
1933, as amended.

     The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith
Barney listed under "Exchange Privilege."

     INITIAL SALES CHARGE WAIVERS

     Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class
A shares to Trustees
of the Trust and employees of Travelers and its subsidiaries, or the spouses and children of such persons (including the surviving spouse of a deceased Trustee or employee, and retired Trustees or employees) and employees of members of the
National Association of Securities Dealers, Inc., or sales to any trust,

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Purchase of Shares (continued)
----------------------------------------------------------
----------------------

pension, profit-sharing or other benefit plan for such persons provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be re-sold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial
Consultant (for a period
up to 90 days from the commencement of the Financial
Consultant's employment
with Smith Barney), on the condition the purchase of Class
A shares is made with
the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer,
(ii) was sold to the
client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Fund
(or Class A shares of
another fund of the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; and (e) accounts managed by registered investment advisory subsidiaries of Travelers. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

     RIGHT OF ACCUMULATION

     Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class
A shares of the Fund and of funds sponsored by Smith
Barney that are offered
with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

     GROUP PURCHASES

     Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Purchase of Shares (continued)
----------------------------------------------------------
----------------------

each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative -- Class A
Shares," and will be based
upon the aggregate sales of Class A shares of Smith Barney
Mutual Funds offered
with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any.
Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections
401 or 408 of the Code.
Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith
Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares of the Fund at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A
"qualified group" is one
which (a) has been in existence for more than six months,
(b) has a purpose
other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the
Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of
Smith Barney.

     LETTER OF INTENT

     Class A Shares. A Letter of Intent for amounts of
$50,000 or more provides
an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount of
Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney
Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Purchase of Shares (continued)
----------------------------------------------------------
----------------------

previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of
Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a
Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

     Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the
Fund and agree to purchase a total of $5,000,000 of Class
Y shares of the same
Fund within six months from the date of the Letter. If a total investment of
$5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's
Class A shares, which may include a CDSC of 1.00%. The
Fund expects that such
transfer will not be subject to Federal income taxes.
Please contact a Smith
Barney Financial Consultant or First Data for further information.

     DEFERRED SALES CHARGE ALTERNATIVES

     "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are:
(a) Class B shares; (b)
Class C shares; and (c) Class A shares which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed
$500,000 in the aggregate.

     Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents:
(a) capital appreciation
of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class
A shares that are CDSC
Shares, shares redeemed more than 12 months after their purchase.

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Purchase of Shares (continued)
----------------------------------------------------------
----------------------

     Class C shares and Class A shares that are CDSC shares are subject to a
1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See
"Purchase of Shares --
Smith Barney 401(k) Program."

         Year Since Purchase
         Payment was Made
CDSC
==========================================================
======================
         First
5.00%
         Second
4.00
         Third
3.00
         Fourth
2.00
         Fifth
1.00
         Sixth
0.00
         Seventh
0.00
         Eighth
0.00
==========================================================
======================

     Class B shares automatically will convert to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B
Dividend Shares) owned
by the shareholder. Shareholders who held Class B shares of Smith Barney
Shearson Short-Term World Income Fund (the "Short-Term
World Income Fund") that
were held on July 15, 1994 and who subsequently exchange those shares for Class
B shares of the Fund will be offered the opportunity to exchange all such Class
B shares for Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See "Prospectus Summary -- Alternative Purchase
Arrangements -- Class B
Shares Conversion Feature."

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Purchase of Shares (continued)
----------------------------------------------------------
----------------------

     The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For
Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

     To provide an example, assume an investor purchased
100 Class B shares at
$10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260
(105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares
($60). Therefore, $240 of the $500 redemption proceeds
($500 minus $260) would
be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

     WAIVERS OF CDSC

     The CDSC will be waived on: (a) exchanges (see
"Exchange Privilege"); (b)
automatic cash withdrawals in amounts equal to or less than 1% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see
"Automatic Cash Withdrawal Plan"), provided, however, that automatic cash withdrawals in amounts equal to or less than 2% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994; (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual
Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

     CDSC waivers will be granted subject to confirmation
(by Smith Barney in
the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Purchase of Shares (continued)
----------------------------------------------------------
----------------------

     SMITH BARNEY 401(K) PROGRAM

     Investors may be eligible to participate in the Smith
Barney 401(k)
Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under Section 401(a) of the Code. To the extent applicable, the same terms and conditions are offered to all Participating Plans in the Smith Barney 401(k) Program.

     The Fund offers to Participating Plans Class A, Class
B, Class C and Class
Y shares, as investment alternatives under the Smith
Barney 401(k) Program.
Class A, Class B and Class C shares acquired through the
Smith Barney 401(k)
Program are subject to the same service and/or distribution fees as, but different sales charge and CDSC schedules than, the Class
A, Class B and Class C
shares acquired by other investors. Similar to those available to other investors, Class Y shares acquired through the Smith
Barney 401(k) Program are
not subject to any initial sales charge, CDSC or service or distribution fees.
Once a Participating Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same
Class of shares, except
as otherwise described below.

     Class A Shares. Class A shares of the Fund are offered without any initial sales charge to any Participating Plan that purchases from $500,000 to
$4,999,999 of Class A shares of one or more funds of the Smith Barney Mutual
Funds. Class A shares acquired through the Smith Barney
401(k) Program after
November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the
Participating Plan terminates within four years of the date the Participating
Plan first enrolled in the Smith Barney 401(k) Program.

     Class B Shares. Class B shares of the Fund are offered to any Participating
Plan that purchases less than $250,000 of one or more funds of the Smith Barney
Mutual Funds. Class B shares acquired through the Smith
Barney 401(k) Program
are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

     Eight years after the date the Participating Plan enrolled in the Smith
Barney 401(k) Program, it will be offered the opportunity to exchange all of its
Class B shares for Class A shares of the Fund. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Purchase of Shares (continued)
----------------------------------------------------------
----------------------

shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See
"Purchase of Shares -- Deferred Sales Charge
Alternatives."

     Class C Shares. Class C shares of the Fund are offered to any Participating
Plan that purchases from $250,000 to $499,999 of one or more funds of the Smith
Barney Mutual Funds. Class C shares acquired through the
Smith Barney 401(k)
Program after November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the
Participating Plan first enrolled in the Smith Barney
401(k) Program. In any
year after the date a Participating Plan enrolled in the Smith Barney 401(k)
Program if its total Class C holdings equal at least
$500,000 as of the calendar
year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such
Plans will be
notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March. Once the exchange has occurred, a Participating Plan will not be eligible to acquire
Class C shares of the Fund but instead may acquire Class A shares of the Fund.
Class C shares not converted will continue to be subject to the distribution fee.

     Class Y Shares. Class Y shares of the Fund are offered without any service or distribution fees, sales charge or CDSC to any Participating Plan that purchases $5,000,000 or more of Class Y shares of one or more funds of the Smith
Barney Mutual Funds.

     No CDSC is imposed on redemptions of CDSC Shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus (a) with respect to Class A and Class
C shares, the current
net asset value of such shares purchased more than one year prior to redemption and, with respect to Class B shares, the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus (b) with respect to Class A and Class C shares, increases in the net asset value of the shareholder's Class A or Class C shares above the purchase payments made during the preceding year and, with respect to Class B shares, increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to other shareholders, which depends on the number of

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Purchase of Shares (continued)
----------------------------------------------------------
----------------------

years since those shareholders made the purchase payment from which the amount is being redeemed.

     The CDSC will be waived on redemptions of CDSC Shares in connection with lump-sum or other distributions made by a Participating
Plan as a result of: (a)
the retirement of an employee in the Participating Plan;
(b) the termination of
employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 591/2 by an employee in the Participating Plan; (e) hardship of an employee in the
Participating Plan to the extent permitted under Section
401(k) of the Code; or
(f) redemptions of shares in connection with a loan made by the Participating
Plan to an employee.

     Participating Plans wishing to acquire shares of the Fund through the Smith
Barney 401(k) Program must purchase such shares directly from First Data. For further information regarding the Smith Barney 401(k)
Program, investors should
contact a Smith Barney Financial Consultant.

----------------------------------------------------------
----------------------
Exchange Privilege
----------------------------------------------------------
----------------------

     Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same
Class in the
following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence.
Exchanges of Class A,
Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made and a sales charge differential may apply.

     FUND NAME

     Growth Funds

        Smith Barney Aggressive Growth Fund Inc.
        Smith Barney Appreciation Fund Inc.
        Smith Barney Fundamental Value Fund Inc.
        Smith Barney Growth Opportunity Fund
        Smith Barney Managed Growth Fund
        Smith Barney Natural Resources Fund
        Smith Barney Special Equities Fund
        Smith Barney Telecommunications Growth Fund

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Exchange Priviege (continued)
----------------------------------------------------------
----------------------

         Growth and Income Funds

         Smith Barney Convertible Fund
         Smith Barney Funds, Inc.--Income and Growth
Portfolio
         Smith Barney Growth and Income Fund
         Smith Barney Premium Total Return Fund
         Smith Barney Utilities Fund

         Taxable Fixed-Income Funds

       * Smith Barney Adjustable Rate Government Income
Fund
         Smith Barney Diversified Strategic Income Fund
      ** Smith Barney Funds, Inc.--Income Return Account
Portfolio
         Smith Barney Funds, Inc.--Monthly Payment
Government Portfolio
     +++ Smith Barney Funds, Inc.--Short-Term U.S.
Treasury Securities Portfolio
         Smith Barney Funds, Inc.--U.S. Government
Securities Portfolio
         Smith Barney Government Securities Fund
         Smith Barney High Income Fund
         Smith Barney Investment Grade Bond Fund
         Smith Barney Managed Governments Fund Inc.

         Tax-Exempt Funds

         Smith Barney Arizona Municipals Fund Inc.
         Smith Barney California Municipals Fund Inc.
      ** Smith Barney Intermediate Maturity California
Municipals Fund
      ** Smith Barney Intermediate Maturity New York
Municipals Fund
         Smith Barney Managed Municipals Fund Inc.
         Smith Barney Massachusetts Municipals Fund
      ** Smith Barney Muni Funds--California Limited Term
Portfolio
      ** Smith Barney Muni Funds--Florida Limited Term
Portfolio
         Smith Barney Muni Funds--Florida Portfolio
         Smith Barney Muni Funds--Georgia Portfolio
      ** Smith Barney Muni Funds--Limited Term Portfolio
         Smith Barney Muni Funds--New York Portfolio
         Smith Barney Muni Funds--Ohio Portfolio
         Smith Barney Muni Funds--Pennsylvania Portfolio
         Smith Barney New Jersey Municipals Fund Inc.
         Smith Barney Oregon Municipals Fund
         Smith Barney Tax-Exempt Income Fund

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Exchange Privilege (continued)
----------------------------------------------------------
----------------------

         International Funds

         Smith Barney World Funds, Inc. -- Emerging
Markets Portfolio
         Smith Barney World Funds, Inc. -- European
Portfolio
         Smith Barney World Funds, Inc. -- Global
Government Bond Portfolio
         Smith Barney World Funds, Inc. -- International
Balanced Portfolio
         Smith Barney World Funds, Inc. -- International
Equity Portfolio
         Smith Barney World Funds, Inc. -- Pacific
Portfolio

         Money Market Funds

       + Smith Barney Exchange Reserve Fund
      ++ Smith Barney Money Funds, Inc.--Cash Portfolio
      ++ Smith Barney Money Funds, Inc.--Government
Portfolio
     *** Smith Barney Money Funds, Inc.--Retirement
Portfolio
     +++ Smith Barney Municipal Money Market Fund, Inc.
     +++ Smith Barney Muni Funds--California Money Market
Portfolio
     +++  Smith Barney Muni Funds--New York Money Market
Portfolio
==========================================================
======================

  * Available for exchange with Class A, Class B and Class
Y shares of the Fund.
    In addition, shareholders who own Class C shares of the Fund through the
    Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.

 ** Available for exchange with Class A, Class C and Class
Y shares of the Fund.

*** Available for exchange with Class A shares of the Fund.

  + Available for exchange with Class B and Class C shares of the Fund.

 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith
    Barney 401(k) Program may exchange those shares for Class C shares of this fund.

+++ Available for exchange with Class A and Class Y shares of the Fund.


     Class A Exchanges. Class A shares of the Smith Barney
Mutual Funds sold
without a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate
"sales charge differential" upon the exchange of such shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is limited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For purposes of the exchange privilege, shares obtained through automatic reinvestment of dividends and capital gain distributions are treated as having

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Exchange Privilege (continued)
----------------------------------------------------------
----------------------

paid the same sales charges applicable to the shares on which the dividends or distributions were paid; however, except in the case of the Smith Barney 401(k)
Program, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

     Class B Exchanges. In the event a Class B shareholder
(unless such
shareholder was a Class B shareholder of the Short-Term
World Income Fund on
July 15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged
Class B shares will be subject to the higher applicable
CDSC. Upon an exchange,
the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

     Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

     Class Y Exchanges. Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

     Additional Information Regarding the Exchange
Privilege. Although the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. Strategy Advisers may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, Strategy
Advisers will notify Smith Barney and the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

     Certain shareholders may be able to exchange shares by telephone. See
"Redemption of Shares -- Telephone Redemption and Exchange
Program." Exchanges
will be processed at the net asset value next determined after the redemption proceeds are available. Redemption procedures discussed below are also

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Exchange Privilege (continued)
----------------------------------------------------------
----------------------

applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

----------------------------------------------------------
----------------------
Redemption of Shares
----------------------------------------------------------
----------------------

     The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

     If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the
Investment Company Act of 1940, as amended (the "1940
Act") in extraordinary
circumstances. Generally, if the redemption proceeds are remitted to a Smith
Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

     Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant.
Shares other than those
held by Smith Barney as custodian may be redeemed through an investor's

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Redemption of Shares (continued)
----------------------------------------------------------
----------------------

Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

     Smith Barney Strategic Investors Fund
     Class A, B, C or Y (please specify)
     c/o First Data Investor Services Group
     P.O. Box 9134
     Boston, Massachusetts 02205-9134

     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered.
If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a redemption request in excess of $2,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

     AUTOMATIC CASH WITHDRAWAL PLAN

     The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least
$10,000 may elect to
receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7,
1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Redemption of Shares (continued)
----------------------------------------------------------
----------------------

2.00% per month of the value of the shareholder's shares subject to the CDSC.)
For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial
Consultant.

     TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

     Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone.
To determine if a
shareholder is entitled to participate in this program, he or she should contact
First Data at 1-800-331-1710. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization
Form, along with a
signature guarantee that will be provided by First Data upon request.
(Alternatively, an investor may authorize telephone redemption on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

     Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-331-1710. Such requests may be made between 9:00 a.m. and 5:00 p.m.
(New York City time) on any day the NYSE is open.
Redemption requests received
after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

     A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new
Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

     Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Redemption of Shares (continued)
----------------------------------------------------------
----------------------
37
be made by calling First Data at 1-800-331-1710 between 9:00 a.m. and 5:00 p.m.
(New York City time) on any day on which the NYSE is open.
Exchange requests
received after the close of regular trading on the NYSE are processed at the net asset value next determined.

     Additional Information regarding Telephone Redemption and Exchange Program.
Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

----------------------------------------------------------
----------------------
Minimum Account Size
----------------------------------------------------------
----------------------

     The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the
Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

----------------------------------------------------------
----------------------
Performance
----------------------------------------------------------
----------------------

     TOTAL RETURN

     From time to time, the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B,
Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Performance (continued)
----------------------------------------------------------
----------------------

the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses.
These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

----------------------------------------------------------
----------------------
Management of the Trust and the Fund
----------------------------------------------------------
----------------------

     BOARD OF TRUSTEES

     Overall responsibility for management and supervision of the Trust and the
Fund rests with the Trust's Board of Trustees. The
Trustees approve all
significant agreements between the Trust and the companies that furnish services to the Fund, including agreements with the Trust's distributor, custodian and transfer agent and the Fund's investment adviser and administrator. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains background information regarding each Trustee of the Trust and executive officer of the
Trust.

     INVESTMENT ADVISER--STRATEGY ADVISERS

     Strategy Advisers, located at 388 Greenwich Street,
New York, New York
10013, serves as the Fund's investment adviser. As investment adviser, Strategy
Advisers, subject to the supervision and direction of the Trust's Board of
Trustees, is generally responsible for furnishing, or causing to be furnished to the Fund, investment management services. Included among the specific services provided by Strategy Advisers as investment adviser are:
the review of all
purchases and sales of portfolio instruments made by the Fund to assess

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Management of the Trust and the Fund (continued)
----------------------------------------------------------
----------------------

compliance with its stated investment objectives and policies; the monitoring of the selection of brokers and dealers effecting investment transactions on behalf of the Fund; and the payment of reasonable salaries and expenses of those of the
Fund's officers and employees, and the fees and expenses of those members of the
Trust's Board of Trustees, who are directors, officers or employees of Strategy
Advisers. Strategy Advisers provides investment management, investment advisory and/or administrative services to individual, institutional and investment company clients that had aggregate assets under management, as of ________,
1995, in excess of $____ billion. For advisory services rendered to the Fund, under an Advisory Agreement dated August 14, 1995, the
Fund pays Strategy
Advisers a fee at the annual rate of 0.55% of the value of the Fund's average daily net assets.

     ADMINISTRATOR--SBMFM

     SBMFM serves as the Fund's administrator and generally assists in all aspects of the Fund's administration and operation. SBMFM provides investment management and administration services to a wide variety of individual, institutional and investment companies that had aggregate assets under management, as of __________, 1995, in excess of $____ billion. For administration services rendered, the Fund pays SBMFM a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets.

     PORTFOLIO MANAGEMENT

     Robert J. Brady and Ellen S. Cammer, each a Managing
Director of Smith
Barney, have served as portfolio managers of the Fund since June 15, 1995, and manage the day-to-day operations of the Fund, including making all investment decisions.

     Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended January
31, 1996 is included in
the Annual Report dated January 31, 1996. A copy of the
Annual Report may be
obtained upon request and without charge from a Smith
Barney Financial
Consultant or by writing or calling the Fund at the address or phone number listed on page one of this prospectus.

     ASSET ALLOCATION CONSULTANT

     Smith Barney, located at 388 Greenwich Street, New
York, New York 10013,
serves without compensation as asset allocation consultant to the Fund. As asset allocation consultant, Smith Barney provides the asset allocation mix that may be a primary determinant of the Fund's investment performance.

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Distributor
----------------------------------------------------------
----------------------

     Smith Barney is located at 388 Greenwich Street, New
York, New York 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule
12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of
0.25% of the value of the average daily net assets of the respective Class.
Smith Barney is also paid an annual distribution fee with respect to Class B and
Class C shares at the annual rate of 0.75% of the value of the average daily net assets attributable to those Classes. Class B shares which automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its
Financial Consultants for servicing shareholder accounts and, in the case of
Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include:
advertising expenses; the cost
of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith
Barney associated
with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

     The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial
Consultants may receive
different levels of compensation for selling different
Classes of shares.

     Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments may exceed such expenses actually incurred. The Trust's Board of Trustees will evaluate the appropriateness of the
Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith
Barney, amounts received
under the Plan and proceeds of the CDSC.

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Additional Information
----------------------------------------------------------
----------------------

     The Trust was organized on January 8, 1986 under the laws of the
Commonwealth of Massachusetts and is a business entity commonly known as a
"Massachusetts business trust." The Trust offers shares of beneficial interest of separate funds with a par value of $.001 per share. The
Fund offers shares of
beneficial interest currently classified into four Classes
-- A, B, C and Y.
Each Class represents an identical interest in the Fund's investment portfolio.
As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class;
(b) the effect of the
respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each
Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the
Class B shares. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different
Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

     The Trust does not hold annual shareholder meetings.
There normally will be
no meeting of shareholders for the purpose of electing
Trustees unless and until
such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Trust's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shareholders of record owning no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose.

     When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class.
Generally, shares of the Trust
vote by individual fund on all matters except (a) matters affecting only the interests of one or more of the funds, in which case only shares of the affected fund or funds would be entitled to vote or (b) when the 1940 Act requires that shares of the funds be voted in the aggregate. Similarly, shares of the Fund will be voted generally on a Fund-wide basis except with respect to matters affecting the interests of one Class of shares.

     PNC Bank, National Association, is located at 17th and Chestnut Streets,
Philadelphia, Pennsylvania 19103, and serves as custodian of the Fund's investments.

     First Data is located at Exchange Place, Boston,
Massachusetts 02109, and
serves as the Trust's transfer agent.

Smith Barney Strategic Investors Fund

----------------------------------------------------------
----------------------
Additional Information (continued)
----------------------------------------------------------
----------------------

     The Trust sends shareholders of the Fund a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the
Fund's printing and mailing costs, the Trust plans to consolidate the mailing of the Fund's semi-annual and annual reports by household.
This consolidation means
that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Trust also plans to consolidate the mailing of the Fund's Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-
Employed Retirement Plan
accounts) will receive a single Prospectus annually.
Shareholders who do not
want this consolidation to apply to their accounts should contact a Smith Barney
Financial Consultant or First Data.

SMITH BARNEY

------------

                                              A Member of
Travelers Group [LOGO]




















Smith Barney

Strategic

Investors

Fund


388 Greenwich Street

New York, New York 10013


FD 4/96






Smith Barney
EQUITY FUNDS

388 Greenwich Street
New York, New York 10013
(212) 723-9218

STATEMENT OF ADDITIONAL INFORMATION
March ---, 1996


     This Statement of Additional Information expands upon
and supplements the information    contained in the
current Prospectuses, each dated March ---, 1996, as
amended or supplemented from     time to time, of Smith
Barney Equity Funds (the "Trust") relating to Smith Barney
Strategic Investors Fund ("Strategic Investors Fund") and
Smith Barney Growth and Income Fund ("Growth and Income
Fund") (each, a "Fund" and collectively, the "Funds"), each a series of the Trust, and should be read in conjunction with the Prospectuses. The Prospectuses may be obtained from a Smith Barney Financial Consultant or by writing or calling the Trust at the address or telephone number set forth above. This Statement of Additional
Information, although not in itself a prospectus, is incorporated by reference into the Prospectuses in its entirety.


   CONTENTS

     For ease of reference, the same section headings are used in the Prospectuses and in this Statement of Additional Information, except where shown below:


Management of the
Trust.....................................................
 .. .........................      2
Investment Objectives and Management
Policies............................................
6 Purchase of
Shares....................................................
 .. ...................................     16
Redemption of
Shares....................................................
 .. ..............................  17
Distributor...............................................
 .. ....................................................
18 Valuation of
Shares....................................................
 .. ..................................     21
Exchange
Privilege.................................................
 .. .....................................     22
Performance Data (See in each Prospectus
"Performance")............................     23
Taxes (See in each Prospectus "Dividends, Distributions
and Taxes")............     26
Additional
Information...............................................
 .. .................................     29
Financial
Statements................................................
 .. ...................................     30
Appendix..................................................
 .. ...................................................
31

MANAGEMENT OF THE TRUST

The executive officers of the Trust are employees of certain of the organizations that provide services to the Trust. These organizations are the following:

Name                          Service

Smith Barney Inc.
   ("Smith
Barney")..................................................
 .. Distributor
Smith Barney Mutual Funds Management Inc.    Investment
Adviser  to Growth and Income Fund

("SBMFM").................................................
 .. .........and Administrator
Smith Barney Strategy Advisers Inc.
   ("Strategy
Advisers")...............................................I
nv estment Adviser  to Strategic Investors Fund
   PNC Bank, National Association

("PNC")...................................................
 .. ..............Custodian
First Data Investor Services Group
   ("First
Data)....................................................
 .. .....Transfer Agent

   These organizations and the services they perform for the Trust and the Funds are discussed in the Prospectuses and in this Statement of Additional Information.

Trustees and Executive Officers of The Trust

The names of the Trustees and the executive officers of the Trust, together with information as to their principal business occupations, are set forth below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940
Act"), is indicated by
an asterisk.

Lee Abraham, Trustee (Age 67). Retired; formerly Chairman
and Chief Executive Officer of Associated    Merchandising
Corporation, a major retail merchandising and sourcing organization. His address is 35 Old Forge Road, Wilton,
Connecticut 06897.

Antoinette C. Bentley, Trustee (Age 57). Retired; formerly
Senior Vice President and Associate General Counsel of
Crum and Foster, Inc., an insurance holding company. Her address is 24 Fowler Road, Far Hills, New Jersey 07931.

Allan J. Bloostein, Trustee (Age 65). Consultant; formerly
Vice Chairman of the Board of and Consultant to The May
Department Stores Company; Director of Crystal Brands,
Inc., Melville Corp. and R.G. Barry    Corp. His address
is 27 West 67th Street, New York, New York 10023.

Richard E. Hanson, Jr., Trustee (Age 53). Headmaster, The
Peck School, Morristown, NJ; prior to July 1,    1994,
Headmaster, Lawrence Country Day School--Woodmere Academy,
Woodmere, New York..His     address is 247 South Street,
Morristown, NJ 07960.

*Heath B. McLendon, Chairman of the Board and Investment
Officer (Age 61). Managing Director of Smith Barney and
Chairman of the Board of Strategy Advisers; prior to July
1993, Senior Executive Vice President of Shearson Lehman
Brothers Inc. ("Shearson Lehman Brothers"); Vice Chairman of Shearson Asset Management, a Director of PanAgora Asset
Management, Inc. and PanAgora Asset Management Limited.
His address is 388 Greenwich Street, New York, New York
10013.

Madelon DeVoe Talley, Trustee (Age 62). Author; Governor
at Large of the National Association of    Securities
Dealers, Inc. Her address is 876 Park Avenue, New York,
New York 10021    .

Jessica M. Bibliowicz, President (Age 35). Executive Vice
President of Smith Barney; prior to 1994,    Director of
Sales and Marketing for Prudential Mutual Funds. Ms.
Bibliowicz also serves as President     of 41 other mutual
funds of the Smith Barney Mutual Funds. Her address is 388
Greenwich Street, New York, New York, 10013.

R. Jay Gerken, Investment Officer (Age 43). Managing
Director of Smith Barney; prior to July 1993    Managing
Director of Shearson Lehman Advisors. His address is 388
Greenwich Street, New York,     New York 10013.

   George V. Novello, Investment Officer (Age 52).
Managing Director of Smith Barney; prior to July     1993,
Managing Director of Shearson Lehman Advisors. His address is 388 Greenwich Street, New York, New York 10013.

   Lewis E. Daidone, Senior Vice President and Treasurer
(Age 37). Managing Director of Smith     Barney; Director
and Senior Vice President of SBMFM. Mr. Daidone also serves as Senior Vice President and Treasurer of 41 other funds of the Smith Barney Mutual Funds. His address is 388
Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 44). Managing Director of Smith Barney; General Counsel and Secretary of SBMFM.
Ms. Sydor also serves as Secretary of 41 other funds of the Smith Barney Mutual Funds. Her address is 388
Greenwich Street, New York, New York 10013.

Robert  J. Brady, Investment Officer (Age ---). Managing
Director of Smith Barney. Mr. Brady was previously
Director of Investment Strategy at EF Hutton and Special
Situations Analyst for Forbes Inc. His address is 388
Greenwich Street, New York, New York  10013.

Ellen S. Cammer, Investment Officer (Age ---). Managing
Director of Smith Barney. Her address is 388 Greenwich
Street, New York, New York 10013.
     Each Trustee also serves as a trustee, director
and/or general partner of certain other mutual    funds
for which Smith Barney serves as distributor. As of ------
----, 1996, the Trust's Trustees and     officers of the
Funds as a group owned less than 1.00% of the outstanding
shares of the Trust.
     No officer, director or employee of Smith Barney, or
of any parent or subsidiary receives any compensation from
the Trust for serving as an officer or Trustee of the
Trust. The Trust pays each Trustee who is not an officer,
director or employee of Smith Barney or any of its
affiliates a fee of $6,000 per annum plus $1,000 per
meeting attended and reimburses each Trustee for travel
and out-of-pocket    expenses. For the fiscal year ended
January 31, 1996, such fees and expenses totalled $-------
-----.
     For the fiscal year ended January 31, 1996, the
Trustees of the Trust were paid the following
compensation:
                                        Aggregate
Compensation
                    Aggregate Compensation   from the
Smith Barney
Trustee(*)                     from the Fund**
Mutual Funds

Lee Abraham(9)....................................
Antoinette C. Bentley(9)........................
Allan J. Bloostein(15)............................ Richard
E. Hanson, Jr.(9)....................... Madelon Devoe
Talley(10).....................

(*)  Number of director/trusteeships held with other mutual
funds of the Smith Barney Mutual Funds.
**   The aggregate remunueration paid to the Trustees by
the
Trust for the fiscal year ended January 31, 1996 amounted to $ (including reimbursement for travel and out-of-pocket expenses)

   Investment Advisers and Administrator

SBMFM (formerly known as Smith, Barney Advisers, Inc.)
serves as investment adviser to Growth and Income Fund
pursuant to a transfer of the investment advisory agreement
effective November 7, 1994, from its affiliate, Mutual
Management Corp. Mutual Management Corp. and SBMFM are both
wholly owned subsidiaries of Smith Barney Holdings Inc.
("Holdings"), which in turn is a wholly owned subsidiary of
Travelers Group Inc. ("Travelers"). The Advisory Agreement
(the "Advisory Agreement") is    dated August 31, 1994, and
was first approved by the Trust's Board of Trustees,
including a majority     of the Trustees who are not
"interested persons" of the Trust or SBMFM ("Independent
Trustees") on April 6, 1993. The Advisory Agreement was
most recently approved by the Board of    trustees,
including a majority of the Independent Trustees of the
Trust, on August 9, 1995. The     services provided by
SBMFM under the Advisory Agreement are described in the Prospectus under "Management of the Trust and the Fund."

     SBMFM bears all expenses in connection with the
performance of its services and pays the salary of any
officer and employee who is employed by both it and the
Trust. As compensation for investment advisory services
rendered to Growth and Income Fund, the Fund pays a fee
computed daily and paid monthly at the annual rate of 0.45%
of the value of the average daily net assets of the Fund.
     SBMFM also serves as administrator to the Funds
pursuant to a written agreement (the "Administration
Agreement") dated August 31, 1994, which was most recently
approved by the Trust's Board of Trustees, including a
majority of the Independent Trustees, on August 9, 1995.
     Certain of the services provided to the Funds by SBMFM
are described in the Prospectuses under "Management of the
Trust and the Fund." In addition to those services, SBMFM
pays the salaries of all officers and employees who are
employed by SBMFM and the Fund, maintain office facilities
for each Fund, furnish each Fund with statistical and
research data, clerical help and accounting, data
processing, bookkeeping, internal auditing and legal
services and certain other services required by the Funds,
prepare reports to the Funds' shareholders and prepare tax
returns, reports to and filings with the Securities and
Exchange Commission (the "SEC") and state Blue Sky
authorities. SBMFM bears all expenses in connection with
the performance of their services.
     Strategy Advisers serves as investment adviser to
Strategic Investors Fund pursuant to a written agreement
(the "Strategy Advisory Agreement"), which was approved
most recently by the Trust's Board    of Trustees,
including a majority of the Independent Trustees, on August
9, 1995. Strategy Advisers is     a wholly owned subsidiary
of Holdings. Certain of the services provided by Strategy
Advisers under the Strategy Advisory Agreement are
described in the Prospectus under "Management of the Trust
and the Fund." As compensation for Strategy Advisers'
services rendered to Strategic Investors Fund, the Fund
pays a fee computed daily and paid monthly at the annual
rate of .55% of the value of the Fund's average daily net
assets.
     Each of SBMFM and Strategy Advisers (each, an
"Adviser" and collectively, the "Advisers") pays the
salaries of all officers and employees who are employed by
both it and the Trust, and maintains office facilities for
the Funds. Each of the service providers also bears all
expenses in connection with the performance of its services
under its agreement relating to a Fund.
     For the fiscal years ended January 31, 1994, 1995 and
1996, the Funds paid investment advisory and/or
administration fees to their respective Advisers and
administrator as follows:
                                 Growth and Income Fund
                              Fiscal Year Ended January 31,
                              1994      1995      1996
Investment Advisory
fees...........................................$264,363
$847,149  $
Administration
fees.....................................................11
7 ,495  376,511


                                  Strategic Investors Fund
                              Fiscal Year Ended January 31,
                              1994      1995      1996

Investment Advisory
fees...........................................$1,702,756
$2,013,080     $
Administration
fees.......................................................
 . 609,031        732,029

     Each Adviser and administrator has agreed that if in
any fiscal year the aggregate expenses of the     Fund it
serves (including fees payable pursuant to its agreement
with respect to the Fund, but excluding interest, taxes,
brokerage, fees paid pursuant to the Trust's services and
distribution plan, and, if permitted by the relevant state
securities commissions, extraordinary expenses) exceed the
expense    limitation of any state having jurisdiction over
the Fund, the Adviser and administrator, to the extent required by state law, will reduce their fees to the Fund by the amount of such excess expense, such amount to be allocated between or among them in the same proportion as their respective fees bear to the combined fees for investment advice and administration. Such fee reduction, if any, will be estimated and reconciled on a monthly basis. The most restrictive state expense limitation currently applicable to any Fund requires a reduction of fees in any year that such expenses exceed 2.50% of the Fund's first $30 million of average net assets, 2.00% of the next $70 million of average net assets and 1.50% of the remaining average net assets.

   Smith Barney serves as asset allocation consultant to Strategic Investors Fund pursuant to a written agreement with the Trust, under which Smith Barney provides the Fund with its conclusions concerning the portion of a model portfolio's assets that should be invested in equity, fixed income and money market instruments and gold securities in light of current economic and market conditions. Strategic
Investors Fund does not pay any fee to Smith Barney for performing this service, and Smith Barney bears all expenses in connection with providing this service.

Counsel and Auditors

Willkie Farr & Gallagher serves as legal counsel to the Trust. Stroock & Stroock & Lavan serves as counsel to the
Independent Trustees of the Funds.

     KMPG Peat Marwick LLP, independent accountants, 345
Park Avenue, New York, New York 10154, serve as auditors of
the Trust and will render an opinion on each fund's
financial statements annually. Prior to October 19, 1994,
Coopers & Lybrand L.L.P., independent auditors, served as
auditors    of the Trust and rendered an opinion on each
Fund's financial statements for the fiscal year ended
January 31, 1996.


INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The Prospectuses discuss the investment objectives of the Funds and the policies employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies the Funds may utilize and certain risks attendant to such investments, policies and strategies.
There can be no assurance that the respective investment objectives of the Funds will be achieved.

     United States Government Securities. United States government securities include debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S.
government securities"). Direct obligations of the United
States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance.

     U.S. government securities include not only direct obligations of the United States Treasury, but also include securities issued or guaranteed by the Federal Housing
Administration, Federal Financing Bank, Export-Import Bank of the United States, Small Business Administration,
Government National Mortgage Association, General Services
Administration, Federal Home Loan Banks, Federal Home Loan
Mortgage Corporation, Federal National Mortgage
Association, Maritime Administration, Resolution Trust
Corporation, Tennessee Valley Authority, District of
Columbia Armory Board, Student Loan Marketing Association and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987). Because the United
States government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by such an instrumentality only if the Fund's Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

     Venture Capital Investments (Strategic Investors
Fund). Strategic Investors Fund may invest up to 5% of its total assets in venture capital investments, that is, new and early stage companies whose securities are not publicly traded. Venture capital investments may present significant opportunities for capital appreciation but involve a high degree of business and financial risk that can result in substantial losses. The disposition of U.S. venture capital investments, which may include limited partnership interests, normally would be restricted under Federal securities laws. Generally, restricted securities may be sold only in privately negotiated transactions or in public offerings registered under the Securities Act of 1933, as amended. The Fund also may be subject to restrictions contained in the securities laws of other countries in disposing of portfolio securities. As a result of these restrictions, the Fund may be unable to dispose of such investments at times when disposal is deemed appropriate due to investment or liquidity considerations;
alternatively, the Fund may be forced to dispose of such investments at less than fair market value. Where registration is required, the Fund may be obligated to pay part or all of the expenses of such registration.

     Lending of Portfolio Securities. Each Fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 20% of a Fund's total assets taken at value. A Fund will not lend portfolio securities to Smith
Barney unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in a segregated account in an amount equal to 100% of the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

    By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S.
government securities are used as collateral. A Fund will comply with the following conditions whenever its portfolio securities are loaned: (a) the Fund must receive at least
100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by each Fund's Adviser to be of good standing and will not be made unless, in its judgment, the consideration to be earned from such loans would justify the risk.

    Options on Securities. The Funds may write covered call options and enter into closing transactions with respect thereto. The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option
(or until a closing purchase transaction can be effected).
Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. The size of the premiums a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     Options written by the Funds normally will have expiration dates between one and nine months from the date they are written. The exercise price of the options may be below ("in-the-money"), equal to ("at-the-money"), or above
("out-of-the-money") the market values of the underlying securities at the times the options are written. A Fund may write (a) in-the-money call options when its Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period,
(b) at-the-
money call options when its Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its Adviser expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.

     So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing
Corporation (the "Clearing Corporation") and of the domestic securities exchange on which the option is written.

   An option position may be closed out only where there exists a secondary market for an option of the same series on a securities exchange or in the over-the-counter market.
Strategic Investors Fund expects to write options only on domestic securities exchanges. A Fund may realize a profit or loss upon entering into a closing transaction. In cases in which a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option.

     Although Strategic Investors Fund generally will write only those options for which the Fund's Adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing
Corporation and the domestic securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     Securities exchanges have established limitations governing the maximum number of calls and puts of each class that may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different national securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds and other clients of their respective
Advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

     In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, a Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying securities an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expense in connection with any such purchase or borrowing.

     Money Market Instruments. Subject to the restrictions noted in the Prospectuses, the money market instruments in which the Funds may invest are: U.S. government securities;
certificates of deposit ("CDs"), time deposits ("TDs") and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

     Bank Obligations. CDs are short-term, negotiable obligations of commercial banks; TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates; and bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal
Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal
Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

     Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulations. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

     Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State
Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

   In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, each Fund's Adviser will carefully evaluate such investments on a case-by-case basis. Savings and loan associations, the CDs of which may be purchased by the Funds, are supervised by the Office of Thrift Supervision and are insured by the Savings Association and Insurance
Fund. As a result, such savings and loan associations are subject to regulation and examination.

     Commercial Paper. Commercial paper is a short-term, unsecured negotiable promissory note of a domestic or foreign company. A Fund may invest in short-term debt obligations of issuers that at the time of purchase are rated A-2, A-1 or A-1+ by Standard & Poor's Corporation
("S&P") or Prime-2 or Prime-1 by Moody's Investors Service,
Inc. ("Moody's") or, if unrated, are issued by companies having an outstanding unsecured debt issue currently rated within the two highest ratings of S&P or Moody's. A discussion of S&P and Moody's rating categories appears in the Appendix to this Statement of Additional Information.

   A Fund also may invest in variable rate master demand notes, which typically are issued by large corporate borrowers providing for variable amounts of principal indebtedness and periodic adjustments in the interest rate according to the terms of the instrument. Demand notes are direct lending arrangements between the Fund and an issuer, and are not normally traded in a secondary market. A Fund, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those set forth above for issuers of commercial paper. Each Fund's Adviser will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand.

     Convertible Securities. The Funds may invest in convertible securities. Convertible securities are fixed income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities.
Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and thus may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.
A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Preferred Stock. The Funds may invest in preferred stocks. Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common stockholders receiving any dividends.
Preferred stock dividends must be paid before common stock dividends and for that reason preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and therefore do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

     American, European and Continental Depositary
Receipts. The assets of Strategic Investors Fund may be invested in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and European
Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are U.S.
dollardenominated receipts typically issued by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts
("CDRs"), are receipts issued in Europe typically by non
U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets.

Investment Restrictions

The Trust has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 8 below have been adopted by the Trust with respect to each Fund as fundamental policies. Under the 1940 Act, a fundamental policy of a Fund may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the Fund. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares. Investment restrictions 9 through 18 may be changed by vote of a majority of the Trust's Board of Trustees at any time.

     The investment policies adopted by the Trust prohibit a Fund from:
       1. Purchasing the securities of any issuer (other than U.S. government securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.
       2 Purchasing more than 10% of the voting securities of any one issuer, or more than 10% of the securities of any class of any one issuer; provided that this limitation shall not apply to investments in U.S.
     government securities.
       3. Borrowing money, except that a Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not to exceed 10% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the total assets of a Fund, the Fund will not make any additional investments.
       4. Underwriting the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.
       5. Purchasing or selling real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate and may purchase securities issued by companies that invest or deal in real estate.
     6. Investing in commodities, except that upon 60 days' notice given to its shareholders, Strategic
     Investors Fund may engage in hedging transactions involving futures contracts and related options, including foreign and domestic stock index futures contracts and financial futures contracts.

       7. Making loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities and the entry into repurchase agreements.

       8. Purchasing any securities (other than U.S.
     government securities) which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry.

       9. Purchasing securities on margin. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by any Fund permitted to engage in transactions in futures contracts or related options.

      10. Making short sales of securities or maintaining a short position.

      11. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10% of the value of the Fund's total assets. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered call options and (b) collateral arrangements with respect to (i) the purchase and sale of options on stock indices and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

      12. Investing in oil, gas or other mineral exploration
     or development programs, except that the Fund may invest in the securities of companies that invest in or sponsor those programs.

      13. Investing in securities of other investment companies registered or required to be registered under the 1940 Act, except as they may be acquired as part of a merger, consolidation, reorganization or acquisition of assets or an offer of exchange.

      14. Writing or selling puts, calls, straddles, spreads
    or combinations thereof, except that (a) Strategic
      Investors Fund may write covered call options.

      15. Purchasing restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities that are not readily marketable if more than 10% of the total assets of the Fund would be invested in such securities.

      16. Purchasing any security if as a result the Fund would then have more than 10% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

      17. Making investments for the purpose of exercising control or management.

      18. Purchasing or retaining securities of any company if, to the knowledge of the Trust, any of a Fund's officers or Trustees of the Trust or any officer or director of an Adviser individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of such securities.

   The Trust may make commitments more restrictive than the restrictions listed above with respect to a Fund so as to permit the sale of shares of the Fund in certain states.
Should the Trust determine that any such commitment is no longer in the best interests of a Fund and its shareholders, the Trust will revoke the commitment by terminating the sale of shares of the Fund in the relevant state. The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities.

Portfolio Turnover

The Funds do not intend to seek profits through short-term
trading. Nevertheless, the Funds will not consider turnover
rate a limiting factor in making investment decisions.
     Under certain market conditions, a Fund may experience
increased portfolio turnover as a result of its options
activities. For instance, the exercise of a substantial
number of options written by a Fund (due to appreciation of
the underlying security in the case of call options or
depreciation of the underlying security in the case of put
options) could result in a turnover rate in excess of 100%.
In addition, Strategic Investors Fund may experience
increased portfolio turnover as a result of the asset
allocation strategy that it employs. The portfolio turnover
rate of a Fund is calculated by dividing the lesser of
purchases or sales of portfolio securities for the year by
the monthly average value of portfolio securities.
Securities with remaining maturities of one year or less on
the date of acquisition are excluded from the calculation.
     For the fiscal years ended January 31, 1995 and 1996,
the portfolio turnover rates of the Funds were as follows:
                                   1995      1996
Strategic Investors Fund                     103 %
%
Growth and Income Fund                       127 %
%

Portfolio Transactions

Most of the purchases and sales of securities for a Fund, whether transacted on a securities exchange or on the over the-counter market, will be effected in the primary trading market for the securities. The primary trading market for a given security generally is located in the country in which the issuer has its principal office. Decisions to buy and sell securities for a Fund are made by its Adviser or sub investment adviser, which also is responsible for placing these transactions, subject to the overall review of the Trust's Trustees.

     Although investment decisions for each Fund are made independently from those of the other accounts managed by its Adviser, investments of the type the Fund may make also may be made by those other accounts. When a Fund and one or more other accounts managed by its Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund.

     Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign overthe-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the United
States Treasury or from the issuing agency or instrumentality, respectively.
   The following table sets forth certain information regarding each Fund's payment of brokerage commissions:

                              Fiscal Year    Strategic
                              Ended          Investors
Growth and
                              January 31,    Fund
Income Fund

Total Brokerage Commissions             1994      467,989
143,865
                              1995      541,403
567,988
                              1996

Commissions paid to                1994      106,879
19,650
Smith Barney or                         1995      117,328
53,370
Shearson Lehman Brothers           1996

% of Total Brokerage
Commissions paid to
Smith Barney                       1996         %
%

% of Total Transactions
involving Commissions paid
to Smith Barney                         1996         %
%

   The total brokerage commissions paid by the Funds for each fiscal year vary primarily due to increases or decreases in the Funds' volume of securities transactions on which brokerage commissions are charged.

     In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, the Fund's Adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, each Adviser will consider the factors the Adviser deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and the execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each advisory agreement between the Trust and an Adviser relating to a Fund authorizes the Adviser, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities
Exchange Act of 1934) provided to the Fund, the other
Funds and/or other accounts over which the Adviser or its affiliates exercise investment discretion. The fees under the advisory agreements relating to the Funds between the Trust and the Advisers are not reduced by reason of their receiving such brokerage and research services. The
Trust's Board of Trustees periodically will review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Funds.

     To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the Board of Trustees has determined that transactions for a Fund may be executed through Smith
Barney and other affiliated broker-dealers if, in the judgment of the Fund's Adviser, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions. In addition, under rules recently adopted by the SEC, Smith
Barney may directly execute such transactions for the Funds on the floor of any national securities exchange, provided (a) the Board of Trustees has expressly authorized Smith Barney to effect such transactions, and
(b) Smith Barney annually advises the Trust of the aggregate compensation it earned on such transactions.
Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

    The Funds will not purchase any security, including
U.S. government securities, during the existence of any underwriting or selling group relating thereto of which Smith Barney is a member, except to the extent permitted by the SEC.


PURCHASE OF SHARES

Volume Discounts

The schedule of sales charges on Class A shares described in the Prospectuses applies to purchases made by any "purchaser," which is defined to include the following:
(a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account;
(c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Internal Revenue
Code of 1986, as amended (the "Code"), and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act;
(e) tax-exempt organizations numerated in Section
501(c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment
Advisers Act of 1940, as amended) purchasing shares of a Fund for one or more trust estates or fiduciary accounts.
Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the schedules in the Prospectuses, apply to any purchase of Class A shares if the aggregate investment in Class A shares of any Fund and in Class A shares of other funds of the Smith Barney
Mutual Funds that are offered with a sales charge, including the purchase being made, of any purchaser is $25,000 or more.
The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Trust reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the combined right of accumulation, shareholders should contact a Smith Barney Financial Consultant.

Determination of Public Offering Price

The Trust offers shares of the Funds to the public on a continuous basis. The public offering price for Class A shares of the Funds is equal to the net asset value per share at the time of purchase, plus a sales charge based on the aggregate amount of the investment. The public offering price for Class B, Class C, Class Y and Class Z shares of a Fund (and Class A share purchases, including applicable right of accumulation, equalling or exceeding
$500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge
("CDSC"), however, is imposed on certain redemptions of Class B and Class C shares and of Class A shares when purchased in amounts equalling or exceeding $500,000. The method of computation of the public offering price is shown in the Funds' financial statements, which are incorporated by reference in their entirety into this Statement of Additional Information.


REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New
York Stock Exchange, Inc. ("NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

Distributions in Kind

If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of its net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 monthly may be made under the Withdrawal Plan by redeeming as many shares of the Funds as may be necessary to cover the stipulated withdrawal payment. Any applicable
CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.) To the extent withdrawals exceed dividends, distributions and appreciation of the shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments will reduce the shareholder's investment and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. Furthermore, as it would not generally be advantageous to a shareholder to make additional investments in a Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.
     Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with First Data
Investor Services Group. ("First Data") as agent for
Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are automatically reinvested at net asset value in additional shares of a Fund. Effective November 7, 1994, Withdrawal Plans should be set up with any Smith Barney Financial Consultant. A shareholder who purchases shares directly through First
Data may continue to do so and applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant.


DISTRIBUTOR

Shares of the Trust are distributed on a best efforts basis by Smith Barney as exclusive sales agent of the Trust pursuant to a written agreement (the "Distribution
Agreement").

     When payment is made by the investor before settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Smith Barney may benefit from the temporary use of the Funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney Exchange Reserve Fund) of the Smith
Barney Mutual Funds. If the investor instructs Smith
Barney to invest the funds in a Fund of the Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the Smith Barney money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact they are receiving investment management fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The Trust's Board of Trustees has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.
Distribution Arrangements
To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution
Agreement, the Trust has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Trust pays Smith
Barney with respect to each Fund a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Fund's Class A, Class
B and Class C shares. In addition, the Trust pays Smith
Barney a distribution fee with respect to each Fund's
Class B and Class C shares primarily intended to compensate Smith Barney for its initial expense of paying its Financial Consultants a commission upon sales of those shares. The Class B and Class C distribution fees are calculated at the annual rate of 0.75% for the Strategic
Investors Fund and 0.50% for the Growth and Income Fund of the value of a Fund's average daily net assets attributable to the shares of that Class.

     The following expenses were incurred during the
periods indicated:
     Sales Charges (paid to Smith Barney or Shearson
Lehman Brothers, its predecessor).
                              Class A
               Fiscal Year         Fiscal Year
Fiscal Year
Name of Fund        Ended 1/31/94       Ended 1/31/95
Ended 1/31/96

Strategic Investors    $ 15,079             $13,735
$
Growth and Income         51,877              39,518


     CDSC (paid to Smith Barney or Shearson Lehman
Brothers, its predecessor)

                              Class B
               Fiscal Year         Fiscal Year
Fiscal Year
Name of Fund        Ended 1/31/94       Ended 1/31/95
Ended 1/31/96

Strategic Investors     $288,907           $ 311,572
$


                              Class B
               Fiscal Year         Fiscal Year
Fiscal Year
Name of Fund        Ended 1/31/94       Ended 1/31/95
Ended 1/31/96

Growth and Income       $131,421            $ 271,979
$


                                   Class C
                              (formerly Class D Shares)
                    Fiscal Year              Fiscal Year
                    Ended 1/31/95            Ended 1/31/96
Name of Fund

Strategic Investors              $55                    $
     As of the fiscal year ended January 31, 1996, no Growth and Income Fund Class C shares had been redeemed.
Service Fees

                              Class A
               Fiscal Year         Fiscal Year
Fiscal Year
Name of Fund        Ended 1/31/94       Ended 1/31/95
Ended 1/31/96

Strategic Investors $ 10,573            $ 148,061      $
Growth and Income        9,731              97,689


                              Class B
               Fiscal Year         Fiscal Year
Fiscal Year
Name of Fund        Ended 1/31/94       Ended 1/31/95
Ended 1/31/96

Strategic Investors    $767,452            $ 764,217
$


                              Class B
               Fiscal Year         Fiscal Year
Fiscal Year
Name of Fund        Ended 1/31/94       Ended 1/31/95
Ended 1/31/96

Growth and Income      $135,701            $372,877
$


                              Class C
                         (formerly Class D Shares)
               Period
               of 5/5/93      Fiscal Year         Fiscal
Year
               Through 1/31/94          Ended 1/31/95
Ended 1/31/96
Name of Fund

Strategic Investors*.      $ 504                  $2,759
$
___________________________
* Class C Shares were first purchased by the public on May
5, 1993.

                                   Class C
                         (formerly designated as Class D
Shares)
                              Period
                                    of 8/15/94
Fiscal Year
                               Through 1/31/95    Ended
1/31/96
Name of Fund

Growth and Income*                 $39            $
____________________________
* Class C Shares were first purchased by the public on August 15, 1994.
Distribution Fees

                              Class B
               Fiscal Year         Fiscal Year
Fiscal Year
Name of Fund        Ended 1/31/94       Ended 1/31/95
Ended 1/31/96

Strategic Investors    $2,302,358          $ 2,292,652
$


                              Class B
               Fiscal Year         Fiscal Year
Fiscal Year
Name of Fund        Ended 1/31/94       Ended 1/31/95
Ended 1/31/96

Growth and Income       $  271,401          $   745,754
$


                                   Class C
                              (formerly Class D Shares)
                         Period
                         of 5/5/93 Fiscal Year
Fiscal Year
                          Through 1/31/94    Ended 1/31/95
Ended 1/31/96
Name of Fund

Strategic Investors*                $1,511
$8,277             $
_________________________________
* Class C Shares were first purchased by the public on May
5, 1993.


                                   Class C
                         (formerly designated as Class D
Shares)
                              Period
                                    of 8/15/94
Fiscal Year
                               Through 1/31/95    Ended
1/31/96
Name of Fund

Growth and Income*                 $78              $
_____________________________
* Class C Shares were first purchased by the public on
August 15, 1994.
     For the fiscal year ended January 31, 1996, the
distribution expenses incurred by Smith Barney on Class B
and Class C shares totaled approximately $-------------
 .
     Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Trustees and such Independent Trustees in the manner described above. The
Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of such Independent Trustees or by a vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney will provide the Trust's Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.


VALUATION OF SHARES

Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent
Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Classspecific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Trust in valuing assets of the Funds.

   A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Trust's Board of Trustees. In carrying out the Board's valuation policies, SBMFM, as administrator, may consult with an independent pricing service (the "Pricing
Service") retained by the Trust.

     Debt securities of domestic issuers (other than U.S.
government securities and short-term investments) are valued by SBMFM, as administrator, after consultation with the Pricing Service approved by the Trust's Board of Trustees. When, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the Pricing Service, there are no readily obtainable market quotations are carried at fair value as determined by the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the Funds under the general supervision and responsibility of the Trust's Board of Trustees.


EXCHANGE PRIVILEGE

Except as noted below, shareholders of any fund of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other funds of the Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:
        A. Class A shares of any fund purchased with a sales charge may be exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be applied. Class A shares of any fund may be exchanged without a sales charge for shares of the funds that are offered without a sales charge. Class A shares of any fund purchased without a sales charge may be exchanged for shares sold with a sales charge, and the appropriate sales charge differential will be applied.
       B. Class A shares of any fund acquired by a previous exchange of shares purchased with a sales charge may be exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be pplied.
       C. Class B shares of any fund may be exchanged without a sales charge. Class B shares of a Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.
     Dealers other than Smith Barney must notify First
Data of the investor's prior ownership of Class A shares of Smith Barney High Income Fund and the account number in order to accomplish an exchange of shares of High Income
Fund under paragraph B above.
     The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered.
Prospectuses may be obtained from a Smith Barney Financial
Consultant.
   Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.


PERFORMANCE DATA

From time to time, the Trust may quote total return of the
Classes of the various Funds in advertisements or in
reports and other communications to shareholders. The Fund
may include comparative performance information in
advertising or marketing the Fund's shares. Such
performance information may include the following industry
and financial publications: Barron's, Business Week, CDA
Investment Technologies, Inc., Changing Times, Forbes,
Fortune,
Institutional Investor, Investors Daily, Money,
Morningstar Mutual Fund Values, The New York Times, USA
Today and The Wall Street Journal. To the extent any
advertisement or sales literature of the Funds describes
the expenses or performance of Class A, Class B, Class C
or Class Y, it will also disclose such information for the
other Classes.
Average Annual Total Return
"Average annual total return" figures are computed
according to a formula prescribed by the SEC. The formula
can be expressed as follows:
                       P(1+T)n = ERV
Where:         P    =    a hypothetical initial payment of
$1,000.
          T    =    average annual total return.
          n    =    number of years.
          ERV  =    Ending Redeemable Value of a
hypothetical $1,000 payment made
                    at the beginning of the 1-, 5- or 10
year period at the
                    end of the 1-, 5- or 10-year period
(or fractional portion thereof),
                    assuming reinvestment of all dividends
and distributions.

     The average annual total returns of the Funds' Class
A shares were as follows for the periods indicated:

     Class A Shares:

                                                Per Annum
                                               for the
Period
                                          from the
Commencement of
                         One Year Period     Operations*
through
                         Ended 1/31/96            1/31/96
Name of Fund
Strategic Investors                 (-----)%            --
--
%
Growth and Income                   (-----)             --
--
______________________________
*The Funds commenced selling Class A shares on November 6,
1992.


     The average annual total returns of the Funds' Class
B shares were as follows for the
periods indicated:

     Class B Shares:
                              Per Annum         Per Annum
                                   for the          for
the
Period
                    One Year  Five Year from the
Commencement of
                    Period Ended   Period Ended
Operations* through
                        1/31/96         1/31/96
1/31/96
Name of Fund
Strategic Investors(1)          (----)%         -----%
----%
Growth and Income(2)            (----)%         -----
----
________________________________
(1) The Fund commenced selling Class B shares on February
2, 1987.
(2) The Fund commenced selling Class B shares on November
6, 1992.


     The average annual total returns of the Funds' Class
C shares were as follows for the
periods indicated:

     Class C Shares:

                    One Year       Per Annum for
                    Period Ended        the Period Ended
                       1/31/96                 1/31/96
Name of Fund

Strategic Investors          (----)%               ----%
Growth and Income            (----)%              (----)
______________________________

*The Funds commenced selling Class C shares (previously
Class D shares) on January 29, 1993.
Strategic Investors Fund shares were first sold to the public on May 5, 1993. Growth and Income Fund shares were first sold to the public on August 15, 1994.

     Average annual total return figures calculated in accordance with the above formula assume that the maximum
5% sales charge or maximum CDSC, as the case may be, has been deducted from the hypothetical investment. A Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

Aggregate Total Return

"Aggregate total return" figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

                           ERV-P
                           -----
                             P

Where:    P    =    a hypothetical initial payment of
$10,000.
     ERV  =    Ending Redeemable Value of a hypothetical
$10,000 investment made at
               the  beginning of the 1-, 5- or 10-year
period at the end of the 1-, 5- or
               10-year period (or fractional portion
thereof), assuming reinvestment of
             all dividends and distributions.


   The aggregate total returns (with fees waived) of the Class B shares were as follows for the periods indicated:

                         No Load                  Load
                              Period from    |              Period
from
               One Year   Five Year   Commencement     |One Year
Five Year  Commencement
               Period         Period    of Operations  |Period
Period    of Operations
               Ended          Ended        through     |Ended
Ended         tbrough
               1/31/96*     1/31/96*      1/31/96*     |1/31/96**
1/31/96**    1/31/96**
Name of Fund

Strategic Investors(1)    -----%          ----%        ----%
----%             ----%       ----%
Growth and Income(2)      -----%          ----%       ----%
--
--%          ----%       ----%
_____________________________________
*    Figures do not include the effect of the maximum
sales
charge or maximum applicable CDSC. If
     they had been included, it would have had the effect
of lowering the returns shown.
**   Figures include the effect of the maximum sales
charge
or maximum applicable CDSC.
(1)  The Fund commenced selling Class B shares on February
2, 1987.
(2)  The Fund commenced selling Class B shares on November
6, 1992.

     The aggregate total returns (with fees waived) of the
Class A and Class C shares of the Funds  were as follows
for the periods indicated:
                                        No Load   Load
                                            Period from
Period from
                    No Load   Load       Commencement
Commencement
                    One Year  One Year`     of Operations*
of Operations*
                        Period Ended      Period Ended
through             through
                    1/31/96*  1/31/96** 1/31/96*
1/31/96**

Strategic Investors
     Class A+        ----%            ----%         ----%
----%
     Class C++       ----%            ----%         ----%
----%
Growth and Income
     Class A+        ----%            ----%         ----%
----%
     Class C+++           ----%            ----%         -
--
-%             ----%
_____________________________________
  *     Figures do not include the effect of the maximum
sales charge or maximum applicable CDSC. If
     they had been included, it would have had the effect
of lowering the returns shown.
 ** Figures include the effect of the maximum sales charge
or maximum applicable CDSC.
    +     The Fund commenced selling Class A shares on
November 6, 1992.
 ++ The Fund commenced selling Class C shares (previously
Class D shares) on January  29, 1993.
   Shares were first sold to the public on May 5, 1993.
+++  The Fund commenced selling Class C shares (previously
Class D shares) on January 29, 1993.
    Shares were first sold to the public on August 15, 1994.

   It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

     A Class' performance will vary from time to time depending on market conditions, the composition of the relevant Fund's portfolio and operating expenses and the expenses exclusively attributable to that Class.
Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.
TAXES

The following is a summary of certain Federal income tax considerations that mayaffect the Funds and their shareholders. This summary is not intended as a substitute for individual tax advice, and investors are urged to consult their own tax advisors as to the tax consequences of an investment in any Fund of the Trust.

Tax Status of the Funds

Each Fund will be treated as a separate taxable entity for Federal income tax purposes with the result that: (a) each Fund must meet separately the income and distribution requirements for qualification as a regulated investment company and (b) the amounts of investment income and capital gains earned will be determined on a Fund-by-Fund
(rather than on a Trust-wide) basis.

Taxation of Shareholders

Dividends paid by a Fund from investment income and distributions of short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of long-term capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, and regardless of the length of time the investor has held his or her shares of the Fund.

     Dividends of investment income (but not capital gains) from any Fund generally will qualify for the Federal dividends-received deduction for corporate shareholders to the extent such dividends do not exceed the aggregate amount of dividends received by the Fund from domestic corporations. If securities held by a Fund are considered to be "debt-financed" (generally, acquired with borrowed funds), are held by the Fund for less than 46 days (91 days in the case of certain preferred stock), or are subject to certain forms of hedges or short sales, the portion of the dividends paid by the Fund that corresponds to the dividends paid with respect to such securities will not be eligible for the corporate dividends-received deduction.

     If a shareholder (a) incurs a sales charge in acquiring shares of a Fund, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (that is, an exchange privilege), the sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

     Capital Gains Distribution. In general, a shareholder who redeems or exchanges his or her shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less. If a shareholder receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on such redemption or exchange that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

     Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend and interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to withholding, then the shareholder may be subject to a 31%
Federal backup withholding tax with respect to (a) any dividends and distributions and (b) any proceeds of any redemptions or exchanges. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular
Federal income tax liability.

Regulated Investment Company Status

Each Fund intends to continue to qualify in subsequent years as a regulated investment company within the meaning of Section 851 of the Code. The Trust will monitor each Fund's investments so as to meet the requirements for qualification on a continuing basis.

   As a regulated investment company, a Fund will not be subject to Federal income tax on the net investment income and net capital gains, if any, that it distributes to its shareholders, provided that at least 90% of the sum of investment income and short-term capital gains is distributed to its shareholders. All net investment income and net capital gains earned by a Fund will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive dividends and distributions in cash. Amounts reinvested in additional shares will be considered to have been distributed to shareholders.

     To qualify as a regulated investment company, each Fund must meet certain requirements set forth in the Code.
One requirement is that each Fund must earn at least 90% of its gross income from (a) interest, (b) dividends, (c) payments with respect to securities loans, (d) gains from the sale or other disposition of stock or securities or foreign currencies and (e) other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the
"90% Test"). An additional requirement is that each Fund must earn less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months (the "30% Test"). Legislation currently pending before the U.S. Congress would repeal the 30%
Test. However, it is impractical at this time to predict whether this legislation will become law and, if it is so enacted, what form it will eventually take.

     Each Fund will invest in a combination of common stock, preferred stock, notes and bonds and will earn interest and dividend income, gains from the sale of such securities, and income from repurchase agreements entered into with respect to such securities, all of which generally would be considered to be qualified income under the 90% Test. Each Fund generally will hold its investments longer than three months and therefore should not risk disqualification under the 30% Test. Depending upon the circumstances, however, a Fund may be limited in the extent to which it may: (a) sell securities held for less than three months; (b) effect short sales of securities that are identical (or substantially identical) to securities held by it for less than three months; (c) write options that expire in less than three months; and
(d) effect closing transactions with respect to call or put options that have been written or purchased within the preceding three months. A Fund's gain or loss from the sale (including open short sales) or other dispositions of stock or securities (with the term "securities" defined to include put and call options) held for less than three months will be netted against its gain or loss on positions that are part of a "designated hedge" with respect to such three-month investments.

Taxation of Fund Investments

Gain or loss on the sale of a security by a Fund generally will be long-term capital gain or loss if the Fund has held the security for more than one year. Gain or loss on the sale of a security held for not more than one year generally will be short-term capital gain or loss. If a Fund acquires a debt security at a substantial discount, a portion of any gain upon sale or redemption of such debt security will be taxed as ordinary income rather than capital gain to the extent it reflects accrued market discount.

     Options Transactions. The tax consequences of options transactions entered into by a Fund will vary depending on whether the underlying security is held as a capital asset, whether the Fund is writing or purchasing the option and whether the "straddle" rules, discussed separately below, apply to the transaction.

      A Fund may write a call option on an equity or convertible debt security. If the option expires unexercised or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss without regard to any unrealized gain or loss on the underlying security. Generally, any such gain or loss will be short-term capital gain or loss, except that any loss on certain covered call stock options will be treated as long-term capital loss. If a call option written by a Fund is exercised, the Fund will treat the premium received for writing such call option as additional sales proceeds and will recognize a capital gain or loss from the sale of the underlying security. Whether the gain or loss will be long-term or short-term will depend on the Fund's holding period for the underlying security.

     If a Fund purchases a put option on an equity or convertible debt security and it expires unexercised, the Fund will realize a capital loss equal to the cost of the option. If a Fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss and such gain or loss will be short-term or long term depending on the Fund's holding period for the option. If a Fund exercises such a put option, it will realize a short-term or long-term capital gain or loss
(depending on the Fund's holding period for the underlying security) from the sale of the underlying security. The amount realized on such sale will be the sales proceeds reduced by the premium paid.

     Mark-to-Market. The Code imposes a special "mark-to market" system for taxing "Section 1256 contracts" including options on nonconvertible debt securities
(including U.S. government securities), options on certain stock indexes and certain foreign currency contracts. In general, gain or loss on Section 1256 contracts will be taken into account for tax purposes when actually realized
(by a closing transaction, by exercise, by taking delivery or by other termination). In addition, any Section 1256 contracts held at the end of the taxable year will be treated as though they were sold at their year-end fair market value (that is, "marked to market"), and the resulting gain or loss will be recognized for tax purposes. Provided that a Fund holds its Section 1256 contracts as capital assets and they are not part of a straddle, both the realized and the unrealized year-end gains or losses from these investment positions (including premiums on options that expire unexercised) will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time particular positions have actually been held by a Fund.

    A portion of the mark-to-market gain on instruments held for less than three months at the close of a Fund's taxable year may represent a gain on securities held for less than three months for purposes of the 30% Test discussed above. Accordingly, the Funds may restrict their fourth-quarter transactions in Section 1256 contracts.

     Straddles. The Code contains rules applicable to "straddles," which are "offsetting positions in actively traded personal property," including equity securities and options of the type in which a Fund may invest. If applicable, the "straddle" rules generally override the other provisions of the Code. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The
Funds generally are authorized to enter into put, call, and covered put and call positions. Depending on what other investments are held by a Fund at the time it enters into one of the above transactions, a Fund may create a straddle for Federal income tax purposes.

     If two (or more) positions constitute a straddle, recognition of a realized loss from one position
(including a mark-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position.
Interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized.
In addition, "wash sale" rules apply to straddle transactions to prevent the recognition of loss from the sale of a position at a loss when a new offsetting position is or has been acquired within a prescribed period. To the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred or recharacterized as long-term losses, and long-term gains realized by the Fund may be converted to short-term gains.

   If a Fund chooses to identify a particular offsetting position as being one component of a straddle, a realized loss on any component of that straddle will be recognized no earlier than upon the liquidation of all components of that straddle. Special rules apply to "mixed" straddles
(that is, straddles consisting of a Section 1256 contract and an offsetting position that is not a Section 1256 contract). If the Trust makes certain elections, all or a portion of the Section 1256 contract components of such mixed straddles of a Fund will not be subject to the 60%/40% mark-to-market rules. If any such election is made, the amount, the nature (as long-term or short-term) and the timing of the recognition of the Fund's gains or losses from the effected straddle positions will be determined under rules that will vary according to the type of election made.


ADDITIONAL INFORMATION

The Trust was organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated January 8,
1986, as amended from time to time (the "Trust
Agreement"). The Trust commenced business as an investment company on March 3, 1986, under the name Shearson Lehman
Special Equity Portfolios. On December 6, 1988, August 27,
1990, November 5, 1992, July 30, 1993 and October 14,
1994, the Trust changed its name to SLH Equity Portfolios, Shearson Lehman Brothers Equity Portfolios, Shearson
Lehman Brothers Equity Funds, Smith Barney Shearson Equity
Funds and Smith Barney Equity Funds, respectively.

     PNC is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and serves as custodian for the Funds. Under its custodial agreement with the Trust, PNC is authorized to appoint one or more foreign or domestic banking institutions as sub-custodians of assets owned by a Fund. For its custody services, PNC receives monthly fees charged to each Fund based upon the month-end, aggregate net asset value of the Fund, plus certain charges for securities transactions. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act.

     First Data is located at Exchange Place, Boston,
Massachusetts 02109, and serves as the Trust's transfer agent. For its services as transfer agent, First Data receives fees charged to the Funds at an annual rate based upon the number of shareholder accounts maintained during the year. First Data also is reimbursed by the Funds for its out-of-pocket expenses.
FINANCIAL STATEMENTS

   The Funds' Annual Reports for the fiscal year ended

January 31, 1996 are incorporated into this     Statement

of Additional Information by reference in their entirety.

APPENDIX

Description of Ratings

Description of S&P Corporate Bond Ratings

                            AAA

     Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
                              AA
      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.
                               A
      Bonds  rated  A have a strong capacity to pay interest
and repay                     principal although they are
somewhat more  susceptible  to
the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                              BBB

      Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas
they  normally exhibit   adequate   protection  parameters,
adverse   economic conditions or changing circumstances are
more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                         BB, B and CCC

       Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and CCC, the highest degrees of speculation. While such bonds will likely have some
quality and protective  characteristics, these         are
outweighed by large uncertainties or major risk exposures to adverse conditions.

Description of Moody's Corporate Bond Ratings

                              Aaa

     Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
                              A-1
                              Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
                               A
      Bonds which are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
                              Baa
      Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
                              Ba
      Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well
safeguarded during both  good and       bad   times  over  the
future.  Uncertainty  of   position
characterizes bonds in this class.

                               B

      Bonds  which are rated B generally lack characteristics
of desirable   investments.  Assurance  of  interest  and
principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                              Caa

      Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Moody's applies the numerical modifier 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



                              A-2
Description of S&P Municipal Bond Ratings

                              AAA

      Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.
      General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.
      Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.
                              AA
      High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.
                               A
      Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the ratings differ from the two higher ratings because:
      General Obligation Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.
      Revenue  Bonds -- Debt service coverage is  good,  but

not exceptional.  Stability of the pledged revenues could  show

some variations   because   of  increased  competition   or

economic influences   on   revenues.  Basic  security

provisions,   while satisfactory, are less stringent.

Management performance  appears adequate.



                              A-3

                              BBB

     Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

       General   Obligation  Bonds  --  Under   certain
adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the
latter shows more than  one fundamental   weakness,  or  one
very  substantial   fundamental weakness, whereas the former
shows only one deficiency among  the factors considered.
      Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over
time.  Basic security   provisions  are  no  more  than
adequate.  Management performance could be stronger.
                       BB, B, CCC and CC
      Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                               C

      The rating C is reserved for income bonds on which no interest is being paid.

                               D

     Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-
Prime Grade category.

Description of S&P Municipal Note Ratings

Municipal  notes  with  maturities of three  years  or  less are usually  given  note  ratings (designated  SP-1,  -2  or  -

3)  to distinguish more clearly the credit quality of notes as compared to  bonds. Notes rated SP-1 have a very strong or

strong capacity to pay principal and interest. Those issues

determined to possess overwhelming safety characteristics are given the designation  of SP-1+.  Notes  rated  SP-2  have

satisfactory  capacity  to  pay principal and interest.



                              A-4

Description of Moody's Municipal Bond Ratings

                              Aaa

     Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely  to  impair the fundamentally strong  position  of
such issues.
                              Aa
     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
                               A
      Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
                              Baa
      Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
                              Ba
      Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well
safeguarded during both  good and       bad   times  over  the
future.  Uncertainty  of   position
characterize bonds in this class.

                               B

      Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


                              A-5
                              Caa

      Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                              Ca

      Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                               C

     Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.
Description of Moody's Municipal Note Ratings
Moody's   ratings  for  state  and  municipal  notes  and
other short-term  loans are designated Moody's Investment
Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short- and long-term credit risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or
from established and broad-based access to the        market
for  refinancing,  or  both.  Loans  bearing          the
designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.
Market  access  for refinancing,   in  particular,  is  likely
to   be    less   well
established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Description of Commercial Paper Ratings

The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer
or  guarantor that   possesses  excellent  long-term  operating
and  financial strength       combined   with   strong
liquidity   characteristics
(typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of A\- or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities
combined  with   ongoing excellent  liquidity characteristics.
Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with



                              A-6
allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a
strong position within   the  industry;  and  the  reliability
and  quality                                          of
management are unquestioned.

      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in
certain areas; (c) evaluation  of  the issuer's       products
in  relation  to  competition  and  customer
acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g)
financial strength of parent company and the relationships which exist with the issue; and (h) recognition by the management of obligations which may be present or may arise
as  a  result  of public   interest  questions  and
preparations  to   meet   such obligations.
      Short-term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA Inc. are
obligations supported   by   the  highest  capacity  for
timely   repayment. Obligations  rated  A-1 have a very strong
capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic and financial conditions.
      Thomson BankWatch employs the rating "TBW-1" as its highest category, which indicates that the degree of safety regarding timely repayment of principal and interest is very strong. "TBW-2" is its second highest rating category. While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".
      Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicated a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.
      Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicated the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1\indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.
      Various NRSROs utilize rankings within ratings categories indicated by a + or \-. The Funds, in accordance with industry practice, recognize such ratings within categories as gradations, viewing for example S&P's rating of A-1+ and A-1 as being in S&P's highest rating category.



                              A-7






                                        Smith Barney
                                        EQUITY FUNDS









                                   Growth and Income Fund

                                   Strategic Investors Fund
                                        Statement of

Additional Information
                                        March ---, 1996



Smith Barney
Equity Funds
388 Greenwich Street
New  York,  New  York  10013
SMITH
BARNEY






                   SMITH BARNEY EQUITY FUNDS
                            PART C

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements:

          Included in Part A:

               Financial Highlights

          Included in Part B:

                          The  Registrant's  Annual  Reports
for
               the   fiscal  year  ended  January  31,  1996

               and the  Report  of  Independent Accountants

               will  be filed   by  amendment,  pursuant  to

               Rule  485(b) of the 1933 Act

          Included in Part C:

               Consent of Auditors to be filed by amendment

(b)  Exhibits

       All   references  are  to  the  Registrant's
registration statement   on  Form  N-1A  (the  "Registration
Statement")   as filed   with      the   Securities  and
Exchange  Commission   (the
"SEC") on January 9, 1986 (File Nos. 33-2627 and 811-4551).

     (1)(a) Amended and Restated Master Trust Agreement and all Amendments are incorporated by reference to Post
Effective Amendment No. 26 to the Registration Statement filed on January 31, 1994 ("Post-Effective Amendment No.
26").

         (b) Amendment dated October 14, 1994 and Form of
Amendment to Amended and Restated Master Trust Agreement are incorporated by reference to Post-Effective Amendment No.
29 to the Registration Statement filed on November 7, 1994
("Post-Effective Amendment No. 29").

     (2) Registrant's By-Laws are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on February 25, 1986 ("Pre-
Effective Amendment No. 1").

     (3)  Not applicable.

     (4) Form of share certificate for Class A, B, C and Y shares will be filed by amendment.

     (5)(a)    Investment Advisory Agreement between
Registrant and Smith Barney Strategy Advisers Inc., with respect to Strategic Investors Fund, is filed herewith.

         (b)   Investment Advisory Agreement between
Registrant and Greenwich Street Advisors     (relating to
the Growth and Income Fund) dated May 22, 1993 is incorporated by reference to Post-Effective Amendment No.
26.

         (c)   Asset Allocation Consulting Agreement
between Registrant and Shearson Lehman     Hutton Inc.
(relating to the Strategic Investors Portfolio) is incorporated by reference to Post-Effective Amendment No.
4.

     (6)  Distribution Agreement between Registrant and
Smith Barney Shearson dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 26.

     (7)  Not applicable.

     (8)(a)    Custodian Agreement between Registrant and
PNC Bank, National Association (PNC Bank) is filed herewith.

     (9)(a)    Administration Agreements between
Registrant and SBMFM (relating to the Growth and Income
Fund and Strategic Investors Fund) dated May 4, 1994 are incorporated by reference to Post-
Effective Amendment No. 29

         (b)   Transfer Agency Agreement between

Registrant and First Data Investor Services Group

(formerly The Shareholder Services Group, Inc.) dated

August 5, 1993  is incorporated by reference to Post-

Effective Amendment No. 26.

     (10) Not applicable.

     (11) Not Applicable

     (12) Not applicable.

     (13) Not Applicable

     (14) Not applicable.

     (15) Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth and Income Fund and Smith Barney Strategic Investors Fund are incorporated by reference to PostEffective Amendment No. 29.

     (16) Performance information is incorporated by reference to Post-Effective Amendments No. 9 and 10.

       (17)   Financial   Data  Schedule   will   be   filed
by amendment.

    (18) Plan pursuant to Rule 18f-3 is filed herewith


Item 25         Persons  Controlled  by or Under  Common
Control
          with
          Registrant

               None.

Item 26        Number of Holders of Securities

                                     Number   of  Record
Holders by Class
Title   of   Class                              as  of
December
31, 1995

Beneficial Interest par value
$.001   per  share                     Class  A         Class
B
Class C        Class Y

Smith     Barney     Strategic    Investors     Fund
21,427
21,760         170            0

Smith     Barney    Growth    and    Income    Fund
12,815
11,200         100            0



Item 27        Indemnification

The  response  to  this  item  is incorporated  by  reference
to Registrant's    Pre-Effective   Amendment   No.    1 to
the
Registration Statement.


Item 28(a)      Business  and  Other  Connections  of
Investment
          Adviser

Investment  Adviser  -  -  Smith Barney Mutual  Funds
Management Inc. ("SBMFM")

   SBMFM,   formerly  known  as  Smith,  Barney  Advisers,
Inc. SBMFM was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings") (formerly known as Smith Barney Shearson Holdings Inc.),
which  in  turn  is  a wholly   owned  subsidiary  of
Travelers  Group  Inc.  (formerly known   as
Primerica  Corporation)  ("Travelers").   SBMFM   is
registered   as  an  investment  adviser  under  the
Investment
Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).


Item  28(a)      Business  and  Other Connections  of
Investment
Adviser

Investment   Adviser  -  Smith  Barney  Strategy  Advisers
Inc. ("Strategy Advisers")

Strategy  Advisers  was incorporated on October  22,  1986
under the  laws  of  the State of Delaware. Strategy
   Advisers  is  a wholly   owned   subsidiary  of  SBMFM.
Strategy   Advisers  is
registered   as  an  investment  adviser  under  the
Investment Advisers  Act  of  1940 (the "Advisers Act").
Strategy  Advisers is    also      registered  with  the
Commodity  Futures  Trading
Commission (the "CFTC") as a commodity pool operator under the Commodity Exchange Act (the "CEA"), and is a member of the National Futures Association (the "NFA").

The list required by this Item 28 of officers and directors of SBMFM and Strategy Advisers, together with information as to any other business, profession, vocation
or  employment  of a   substantial   nature  engaged  in  by
such   officers   and directors   during  the  past  two
years,  in incorporated   b
reference to Schedules A and D of FORM ADV filed by SBMFM on behalf of Strategy Advisers pursuant to the Advisers Act (SEC File No. 801-8314).


Item 29.     Principal Underwriters
   Smith   Barney  Inc.  ("Smith  Barney")  currently   acts
as
distributor  for  Smith  Barney  Managed  Municipals  Fund
Inc., Smith    Barney  New  York  Municipals  Fund  Inc.,
Smith  Barney
California Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc.,
Smith  Barney   Principal Return   Fund,  Smith  Barney
Managed  Governments  Fund                Inc.,
Smith Barney Income Funds, Smith Barney Equity Funds, Smith Barney Investment Funds Inc., Smith Barney Precious
Metals and   Minerals   Fund   Inc.,  Smith  Barney
Telecommunications Trust,   Smith  Barney  Arizona  Municipals
Fund Inc.,   Smith
Barney New Jersey Municipals Fund Inc., The USA High Yield Fund N.V., Garzarelli Sector Analysis Portfolio
N.V.,  Smith Barney   Fundamental  Value  Fund  Inc.,  Smith
Barney Series
Fund, Consulting Group Capital Markets Funds, Smith Barney Income Trust, Smith Barney Adjustable Rate
Government  Income Fund,         Smith  Barney  Florida
Municipals  Fund,  Smith Barney
Oregon   Municipals  Fund,  Smith  Barney  Funds,   Inc.,
Smith
Barney  Muni  Funds,  Smith  Barney  World  Funds,  Inc.,
Smith
Barney Money Funds, Inc., Smith Barney Tax Free Money Fund, Inc., Smith Barney Variable Account Funds, Smith Barney U.S. Dollar Reserve Fund (Cayman), Worldwide
Special  Fund,  N.V., Worldwide           Securities   Limited,
(Bermuda),   Smith   Barney
International Fund (Luxembourg) and various series of unit investment trusts.

Smith  Barney  is  a  wholly  owned subsidiary  of  Holdings.
On June   1,  1994,  Smith  Barney  changed  its  name  from
Smith
Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director,
officer   and   partner  of  Smith  Barney  is  incorporated
by
reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

Item 30   .    Location of Accounts and Records

          (1)  Smith Barney Inc.
               388 Greenwich Street
               New York, New York
10013

          (2)  Smith Barney Equity Funds
               388 Greenwich Street
               New York, New York  10013

          (3)  Smith Barney Mutual Funds Management
               Inc. 388 Greenwich Street
               New York, New York  10013

          (4)  Smith Barney Strategy Advisers Inc.
               388 Greenwich Street
               New York, New York  10013

         (5)  PNC Bank, National Association
               17th and Chestnut Streets
               Philadelphia, PA  19103
          (6)  First Data Investor Services Group
               One Exchange Place
               Boston, Massachusetts  02109

Item 31   Management Services

          Not Applicable.


Item 32   Undertakings

          (a)   The  Registrant  hereby  undertakes  to  call
          a meeting   of  its  shareholders  for  the  purpose
          of
          voting upon the question of removal of a trustee or trustees of Registrant when requested in to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant
          undertakes   further, in  connection  with the
          meeting, to  comply  with  the provisions   of
          Section  16(c)  of   the   1940   Act relating   to
          communications with the shareholders of certain common-law trusts.

                          SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY EQUITY FUNDS, has duly caused this Amendment to the Registration Statement to be signed on its behalf by
the undersigned,  thereunto     duly authorized,  all  in  the
City of New York,  State  of  New  York on the 30th day of
January, 1996.

                   SMITH BARNEY EQUITY FUNDS

                             By: /s/ Heath B. McLendon*
                               Heath  B.  McLendon,  Chairman
of the Board
      Pursuant  to  the  requirements of the  Securities  Act
of 1933,   as   amended,  this  Post-Effective  Amendment   to
the Registration   Statement has   been   signed   below   by
the
following   persons  in  the  capacities   and   on   the
dates indicated.

Signature                Title                    Date


/s/   Heath  B.  McLendon               Chairman  of  the
Board    1/30/96
Heath B. McLendon             (Chief Executive Officer)
/s/  Lewis  E.  Daidone               Senior Vice  President
and    1/30/96
Lewis E. Daidone              Treasurer (Chief Financial
                         and Accounting Officer)
/s/           Lee          Abraham*
Trustee
   1/30/96
Lee Abraham


/s/      Antoinette     C.     Bentley*
Trustee    1/30/96
Antoinette C. Bentley


/s/       Allan       J.      Bloostein*
Trustee
   1/30/96
Allan J. Bloostein


/s/         Madelon        Devoe-Talley*
Trustee
   1/30/96
Madelon Devoe-Talley


/s/       Richard       E.      Hanson*
Trustee
   1/30/96
Richard E. Hanson

   *   Signed  by  Lee.  D.  Augsburger,  their  duly
authorized attorney-in-fact,  pursuant   to   power   of
attorney   dated
October 27, 1992.


/s/ Lee D. Augsburger
Lee D. Augsburger




                         EXHIBITS


     Exhibit No.         Description of Exhibits

                    5(b)               Form     of
                    Investment Advisory
                    Agreement among the Registrant
                    and Smith Barney Strategy Advisers
                    Inc. with respect to Smith
                    Barney Strategic Investors Fund

     8(a)           Form of Custodial Agreement
                    between the Registrant and PNC
                    Bank, National Association

                    18              Plan  pursuant to  Rule
18f-
                    3

                    Cover Letter to SEC

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